UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05635)

Exact name of registrant as specified in charter:	Putnam Diversified Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2023

Date of reporting period:	October 1, 2022 – March 31, 2023

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam Investments

Putnam Diversified Income Trust

Semiannual report
3 | 31 | 23

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PDINX

Putnam
Diversified Income
Trust

Semiannual report
3 | 31 | 23

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Financial statements	6

Message from the Trustees

May 10, 2023

Dear Fellow Shareholder:

Stocks and bonds have experienced shifting conditions since the start of the year. Inflation has gradually declined from the higher levels of 2022. Additionally, the U.S. Federal Reserve has reduced the size of its interest-rate increases. Markets have shown optimism that the Fed may soon end its rate-hiking cycle altogether. Still, the effects of high interest rates may weigh on economic growth and corporate profit margins in the months ahead.

The investment professionals at Putnam continue to actively research stock and bond markets for attractive opportunities while monitoring potential risks.

The following semiannual report provides an overview of your fund’s portfolio and expenses. For additional information, please visit putnam.com.

Thank you for investing with Putnam.

Credit qualities are shown as a percentage of the fund’s net assets as of 3/31/23. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings and portfolio credit quality will vary over time. Due to rounding, percentages may not equal 100%.

Cash and net other assets, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. The fund itself has not been rated by an independent rating agency.

Of special interest

The fund’s monthly dividend rate for class A shares increased from $0.025 to $0.029 per share in December 2022. Similar increases were made to other share classes. These increases reflect Putnam Management’s earnings expectations in the current fixed income environment.

2 Diversified Income Trust

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Total annual operating expenses for the
fiscal year ended 9/30/22	1.01%	1.76%	1.76%	1.26%	1.26%	0.66%	0.76%
Annualized expense ratio for the
six-month period ended 3/31/23	1.04%	1.79%	1.79%	1.29%	1.29%	0.67%	0.79%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 10/1/22 to 3/31/23. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$5.27	$9.05	$9.05	$6.53	$6.53	$3.40	$4.01
Ending value (after expenses)	$1,032.00	$1,028.10	$1,029.00	$1,029.80	$1,031.50	$1,032.80	$1,033.50

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (182); and then dividing that result by the number of days in the year (365).

Diversified Income Trust 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 3/31/23, use the following calculation method. To find the value of your investment on 10/1/22, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$5.24	$9.00	$9.00	$6.49	$6.49	$3.38	$3.98
Ending value (after expenses)	$1,019.75	$1,016.01	$1,016.01	$1,018.50	$1,018.50	$1,021.59	$1,020.99

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (182); and then dividing that result by the number of days in the year (365).

4 Diversified Income Trust

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam funds. As of March 31, 2023, Putnam employees had approximately $463,000,000 and the Trustees had approximately $65,000,000 invested in Putnam funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Diversified Income Trust 5

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

6 Diversified Income Trust

The fund’s portfolio 3/31/23 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (184.7%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (7.1%)
Government National Mortgage Association Pass-Through Certificates
6.50%, 11/20/38	$87,783	$94,316
5.00%, 3/20/50	21,254	21,413
4.50%, TBA, 4/1/53	45,000,000	44,323,155
4.00%, TBA, 4/1/53	30,000,000	28,880,076
3.50%, with due dates from 9/20/49 to 11/20/49	79,948	75,307
3.00%, TBA, 4/1/53	32,000,000	29,109,315
		102,503,582
U.S. Government Agency Mortgage Obligations (177.6%)
Uniform Mortgage-Backed Securities
6.00%, TBA, 5/1/53	82,000,000	83,633,612
6.00%, TBA, 4/1/53	82,000,000	83,681,656
5.50%, TBA, 5/1/53	216,000,000	218,117,750
5.50%, TBA, 4/1/53	216,000,000	218,193,696
5.00%, TBA, 5/1/53	501,000,000	499,532,020
5.00%, TBA, 4/1/53	620,000,000	618,231,760
4.50%, TBA, 5/1/53	347,000,000	339,964,957
4.50%, TBA, 4/1/53	347,000,000	339,897,188
4.00%, TBA, 4/1/53	15,000,000	14,344,923
3.50%, TBA, 5/1/53	31,000,000	28,809,397
3.50%, TBA, 4/1/53	31,000,000	28,791,235
3.00%, TBA, 4/1/53	41,000,000	36,765,487
2.50%, TBA, 4/1/53	18,000,000	15,514,450
2.00%, TBA, 4/1/53	54,000,000	44,619,163
		2,570,097,294
Total U.S. government and agency mortgage obligations (cost $2,647,569,009)		$2,672,600,876

U.S. TREASURY OBLIGATIONS (0.4%)*	Principal amount	Value
U.S. Treasury Bonds 2.250%, 2/15/52 [i]	$152,000	$113,831
U.S. Treasury Bonds 2.250%, 8/15/49 [i]	193,000	145,622
U.S. Treasury Notes 3.250%, 6/30/27 [i]	990,000	981,179
U.S. Treasury Notes 1.625%, 5/15/31 [i]	4,985,000	4,362,872
U.S. Treasury Notes 1.500%, 11/30/28 [i]	147,000	131,875
U.S. Treasury Notes 0.250%, 7/31/25 [i]	123,000	112,998
Total U.S. treasury obligations (cost $5,848,377)		$5,848,377

MORTGAGE-BACKED SECURITIES (36.7%)*	Principal amount	Value
Agency collateralized mortgage obligations (15.0%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4509, Class CI, IO, 6.00%, 9/15/45	$9,283,941	$1,920,328
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	2,568,886	499,648
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	21,266,239	4,443,855
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	4,638,706	962,139
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	2,332,609	497,324
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	3,394,008	482,177
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	3,536,793	457,270

Diversified Income Trust 7

MORTGAGE-BACKED SECURITIES (36.7%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs Ser. 4635, Class PI, IO, 4.00%, 12/15/46	$5,401,796	$880,304
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	12,281,756	1,790,942
REMICs Ser. 4020, Class IA, IO, 4.00%, 3/15/27	1,514,789	60,774
REMICs Ser. 4484, Class TI, IO, 3.50%, 11/15/44	1,091,975	83,792
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	1,835,475	134,571
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	6,533,392	489,168
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	727,687	6,447
REMICs IFB Ser. 4742, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.516%, 12/15/47	10,459,605	1,256,198
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.416%, 8/15/56	1,849,045	247,162
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.416%, 4/15/47	6,589,315	852,448
REMICs IFB Ser. 4265, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.416%, 1/15/35	19,046,058	1,480,919
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 1.405%, 9/25/50	3,559,490	427,708
Strips IFB Ser. 326, Class S2, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.95%), 1.266%, 3/15/44	3,974,728	444,579
Strips IFB Ser. 311, Class S1, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.95%), 1.266%, 8/15/43	6,959,266	798,172
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.255%, 7/25/50	32,544,601	4,225,871
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.205%, 1/25/50	2,286,396	232,791
REMICs IFB Ser. 4937, Class 4937, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.205%, 12/25/49	729,258	84,317
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.382%, 7/25/43 W	5,575,951	55,760
Federal National Mortgage Association
Grantor Trust Ser. 98-T2, Class A4, IO, 6.50%, 10/25/36	5,213	300
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	7,668,861	1,332,145
REMICs Ser. 15-69, IO, 6.00%, 9/25/45	8,813,851	1,842,192
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	13,303,901	2,367,802
Interest Strip Ser. 399, Class 2, IO, 5.50%, 11/25/39	12,673	2,433
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	534,305	88,062
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	954,500	152,529
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	584,919	84,238
REMICs Ser. 12-151, Class IN, IO, 5.00%, 1/25/43	6,176,089	1,126,642
Interest Strip Ser. 404, Class 2, IO, 4.50%, 5/25/40	37,804	6,979
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	3,030,943	546,250
REMICs Ser. 18-58, Class AI, IO, 4.50%, 8/25/48	17,448,421	2,771,041
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	2,924,393	565,024
Interest Strip Ser. 405, Class 2, IO, 4.00%, 10/25/40	42,392	7,269
REMICs Ser. 19-70, Class 70, IO, 4.00%, 12/25/49	5,327,917	728,646
REMICs Ser. 18-3, Class PI, IO, 4.00%, 2/25/48	4,924,446	942,177
REMICs Ser. 17-65, Class LI, IO, 4.00%, 8/25/47	1,911,937	273,636
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	1,471,639	94,963
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	694,360	102,881

8 Diversified Income Trust

MORTGAGE-BACKED SECURITIES (36.7%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	$7,119,382	$1,045,410
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	2,532,611	326,276
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	2,122,086	248,921
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	6,892,789	964,991
REMICs Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	7,335,340	1,144,103
REMICs Ser. 13-49, Class IP, IO, 3.50%, 12/25/42	4,622,609	328,558
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	14,293,854	1,791,191
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	1,582,279	53,454
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	232,714	381
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.40%), 1.555%, 4/25/40	3,968,205	462,644
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.355%, 6/25/48	24,007,000	2,857,661
REMICs IFB Ser. 18-44, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.355%, 6/25/48	28,570,869	3,312,506
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.355%, 6/25/45	1,703,495	106,032
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.305%, 10/25/41	678,155	3,493
REMICs IFB Ser. 19-5, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.255%, 3/25/49	1,462,083	139,943
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.255%, 12/25/46	27,187,669	2,233,749
REMICs IFB Ser. 16-62, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.255%, 9/25/46	19,346,245	1,378,420
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.205%, 3/25/50	1,821,323	209,944
REMICs IFB Ser. 19-73, Class 73, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.205%, 12/25/49	925,315	110,072
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.205%, 8/25/49	1,050,163	91,110
REMICs IFB Ser. 19-47, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.205%, 8/25/49	11,465,789	1,299,264
REMICs IFB Ser. 19-34, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.205%, 7/25/49	13,196,340	1,490,232
REMICs IFB Ser. 19-38, Class 38, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.205%, 7/25/49	664,404	70,799
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.90%), 1.055%, 10/25/41	7,207,748	685,831
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40 W	2,243,028	13,010
FRB Ser. 02-W8, Class 1, IO, 0.295%, 6/25/42 W	3,880,463	22,537
Government National Mortgage Association
Ser. 17-104, Class MI, IO, 5.50%, 7/16/47	8,797,161	1,979,179
Ser. 17-79, Class IB, IO, 5.50%, 5/20/47	3,060,130	637,232
Ser. 17-52, Class DI, IO, 5.50%, 4/20/47	3,464,014	677,676
Ser. 19-119, Class IN, IO, 5.00%, 9/20/49	16,523,617	3,229,590
Ser. 18-37, IO, 5.00%, 3/20/48	6,869,827	1,388,900
Ser. 17-179, Class WI, IO, 5.00%, 12/20/47	4,114,250	855,971
Ser. 16-126, Class PI, IO, 5.00%, 2/20/46	6,881,212	1,277,841

Diversified Income Trust 9

MORTGAGE-BACKED SECURITIES (36.7%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45	$11,712,784	$2,154,227
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,540,852	322,639
Ser. 14-132, IO, 5.00%, 9/20/44	4,847,025	1,007,066
Ser. 12-146, IO, 5.00%, 12/20/42	3,408,871	654,878
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	13,637,471	2,805,576
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	4,229,826	853,550
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	23,083,794	4,703,323
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	12,627,883	2,547,801
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	929,912	183,645
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	6,161,826	1,172,410
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	5,568,275	1,090,433
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,511,377	284,799
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	7,700,712	1,357,866
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	5,443,782	1,062,428
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43	2,190,491	137,817
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	12,500,426	2,438,429
Ser. 13-167, IO, 4.50%, 9/20/40	2,404,615	425,635
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	3,053,363	503,868
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	8,809,608	1,537,661
Ser. 10-20, Class BI, IO, 4.50%, 2/16/40	7,574,129	1,353,875
Ser. 14-71, Class PI, IO, 4.50%, 12/20/39	4,488,900	398,031
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	12,493,599	1,662,830
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	7,244,164	869,300
Ser. 15-79, Class MI, IO, 4.00%, 5/20/44	1,821,853	159,232
Ser. 14-4, Class BI, IO, 4.00%, 1/20/44	5,861,839	1,063,671
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	3,815,497	633,786
Ser. 14-163, Class PI, IO, 4.00%, 10/20/43	699,589	13,315
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	2,411,124	373,175
Ser. 13-27, Class IJ, IO, 4.00%, 2/20/43	2,888,878	442,345
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	1,773,290	302,002
Ser. 18-H05, Class AI, IO, 3.794%, 2/20/68 W	39,026,035	1,908,617
Ser. 18-H05, Class BI, IO, 3.793%, 2/20/68 W	47,751,986	2,230,914
Ser. 18-H04, IO, 3.733%, 2/20/68 W	31,552,670	1,528,128
Ser. 21-8, Class VI, IO, 3.50%, 12/20/50	27,539,114	4,329,184
Ser. 19-110, Class PI, IO, 3.50%, 9/20/49	9,246,283	1,457,214
Ser. 18-21, Class AI, IO, 3.50%, 2/20/48	1,337,435	145,297
Ser. 17-139, Class IG, IO, 3.50%, 9/20/47	1,323,134	175,161
Ser. 15-131, Class CI, IO, 3.50%, 9/20/45	3,545,979	512,086
Ser. 15-131, Class MI, IO, 3.50%, 9/20/45	5,573,400	887,422
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	6,575,265	888,504
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	3,903,517	492,805
Ser. 13-28, IO, 3.50%, 2/20/43	1,475,206	185,064
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	3,401,865	382,846
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	15,603,676	2,611,475
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	10,285,733	1,617,363
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	5,513,111	407,970
Ser. 15-17, Class LI, IO, 3.50%, 5/16/40	422,582	1,416
Ser. 17-H08, Class NI, IO, 3.01%, 3/20/67 W	34,466,756	1,220,123

10 Diversified Income Trust

MORTGAGE-BACKED SECURITIES (36.7%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 20-175, Class NI, IO, 3.00%, 11/20/50	$30,134,260	$4,602,113
Ser. 16-H04, Class HI, IO, 2.368%, 7/20/65 W	29,593,048	899,629
Ser. 17-H10, Class MI, IO, 1.989%, 4/20/67 W	55,865,927	1,715,083
IFB Ser. 13-9, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.75%), 1.989%, 1/20/43	14,731,557	1,966,139
Ser. 15-H23, Class DI, IO, 1.91%, 9/20/65 W	24,901,370	1,314,793
Ser. 15-H15, Class AI, IO, 1.875%, 6/20/65 W	31,290,037	1,580,146
Ser. 15-H12, Class AI, IO, 1.858%, 5/20/65 W	52,773,025	2,137,307
Ser. 17-H09, IO, 1.846%, 4/20/67 W	28,734,852	772,048
FRB Ser. 15-H08, Class CI, IO, 1.803%, 3/20/65 W	40,168,653	1,578,628
Ser. 17-H06, Class DI, IO, 1.765%, 2/20/67 W	22,076,694	843,330
Ser. 15-H23, Class BI, IO, 1.753%, 9/20/65 W	44,458,228	1,707,196
Ser. 17-H12, Class QI, IO, 1.732%, 5/20/67 W	27,482,189	1,024,564
Ser. 15-H03, Class CI, IO, 1.709%, 1/20/65 W	45,506,909	1,770,219
IFB Ser. 20-61, Class SF, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.44%), 1.679%, 7/20/43	18,706,003	2,119,422
Ser. 14-H25, Class BI, IO, 1.673%, 12/20/64 W	30,166,420	969,760
Ser. 16-H14, IO, 1.671%, 6/20/66 W	27,839,382	898,182
Ser. 16-H18, IO, 1.668%, 8/20/66 W	29,322,491	987,171
Ser. 17-H11, Class DI, IO, 1.647%, 5/20/67 W	17,469,417	927,252
Ser. 16-H16, Class EI, IO, 1.636%, 6/20/66 W	25,729,514	1,186,131
Ser. 17-H03, Class HI, IO, 1.588%, 1/20/67 W	43,128,880	1,410,186
Ser. 15-H01, Class BI, IO, 1.558%, 1/20/65 W	22,861,473	732,413
IFB Ser. 21-98, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.539%, 6/20/51	6,365,331	807,633
IFB Ser. 21-77, Class SM, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.539%, 5/20/51	33,748,794	4,485,640
IFB Ser. 21-42, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.539%, 3/20/51	33,457,570	2,791,937
IFB Ser. 18-105, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 1.489%, 8/20/48	15,059,315	1,520,628
IFB Ser. 18-67, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.439%, 5/20/48	9,509,599	962,310
IFB Ser. 17-160, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.439%, 10/20/43	16,601,674	1,584,663
IFB Ser. 20-97, Class QS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.389%, 7/20/50	2,480,372	347,198
IFB Ser. 18-139, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.389%, 10/20/48	1,445,791	135,583
IFB Ser. 13-152, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.389%, 5/20/41	12,524,695	1,350,404
IFB Ser. 10-20, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.389%, 2/20/40	3,124,353	320,247
Ser. 17-H11, Class TI, IO, 1.38%, 4/20/67 W	19,009,014	1,127,235
Ser. 12-H29, Class AI, IO, 1.339%, 10/20/62 W	6,691,019	127,417
Ser. 12-H29, Class FI, IO, 1.339%, 10/20/62 W	6,691,019	127,417
IFB Ser. 20-63, Class PS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.339%, 4/20/50	2,755,170	349,298

Diversified Income Trust 11

MORTGAGE-BACKED SECURITIES (36.7%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 19-96, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.339%, 8/20/49	$1,434,980	$147,085
IFB Ser. 19-83, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.339%, 7/20/49	1,498,520	149,028
IFB Ser. 18-164, Class AS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.339%, 12/20/48	22,772,609	2,330,019
IFB Ser. 14-46, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.339%, 3/20/44	6,274,409	693,071
IFB Ser. 14-4, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.339%, 1/20/44	9,853,042	1,110,364
IFB Ser. 13-182, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.339%, 12/20/43	3,626,368	405,084
IFB Ser. 20-7, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.289%, 1/20/50	27,742,143	2,961,042
IFB Ser. 19-125, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.289%, 10/20/49	8,135,111	1,192,419
IFB Ser. 19-6, Class SM, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.289%, 1/20/49	13,707,542	1,245,015
Ser. 17-H16, Class JI, IO, 0.898%, 8/20/67 W	28,030,035	1,610,398
IFB Ser. 14-119, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.60%), 0.839%, 8/20/44	8,503,613	754,664
Ser. 17-H18, Class FI, IO, 0.813%, 9/20/67 W	27,972,393	1,926,791
Ser. 17-H16, IO, 0.675%, 8/20/67	25,953,966	1,602,191
Ser. 17-H20, Class HI, IO, 0.216%, 10/20/67 W	25,383,250	1,597,880
Ser. 17-H03, Class EI, IO, 0.117%, 1/20/67 W	18,014,338	1,062,914
Ser. 18-H01, Class XI, IO, 0.107%, 1/20/68 W	26,806,724	1,924,441
Ser. 17-H05, Class CI, IO, 0.104%, 2/20/67 W	4,047,306	203,033
Ser. 16-H24, Class JI, IO, 0.08%, 11/20/66 W	14,167,304	764,060
Ser. 17-H06, Class MI, IO, 0.064%, 2/20/67 W	26,657,576	1,009,042
Ser. 15-H18, Class BI, IO, 0.063%, 7/20/65 W	23,309,391	1,081,556
Ser. 18-H02, Class HI, IO, 0.051%, 1/20/68 W	41,619,630	2,022,454
Ser. 18-H02, Class EI, IO, 0.05%, 1/20/68 W	50,727,524	2,639,416
Ser. 16-H17, Class KI, IO, 0.049%, 7/20/66 W	14,588,480	661,578
Ser. 15-H20, Class BI, IO, 0.049%, 8/20/65 W	29,393,328	1,228,641
Ser. 15-H15, Class BI, IO, 0.037%, 6/20/65 W	44,471,231	1,809,979
Ser. 18-H01, IO, 0.034%, 12/20/67 W	17,106,956	838,719
Ser. 18-H15, Class EI, IO, 0.03%, 8/20/68 W	41,049,538	2,426,027
Ser. 17-H02, Class BI, IO, 0.03%, 1/20/67 W	15,853,081	575,387
Ser. 15-H10, Class BI, IO, 0.03%, 4/20/65 W	22,514,023	947,840
Ser. 16-H22, Class AI, IO, 0.029%, 10/20/66 W	26,074,602	1,000,926
Ser. 16-H23, Class NI, IO, 0.026%, 10/20/66 W	63,348,845	2,831,693
Ser. 16-H27, Class EI, IO, 0.023%, 12/20/66 W	20,585,167	674,041
Ser. 18-H03, Class XI, IO, 0.019%, 2/20/68 W	62,909,638	3,183,227
Ser. 17-H06, Class BI, IO, 0.014%, 2/20/67 W	33,358,642	1,162,355
Ser. 15-H24, Class AI, IO, 0.014%, 9/20/65 W	22,230,248	690,471
Ser. 16-H06, Class CI, IO, 0.001%, 2/20/66 W	26,633,713	526,176
Ser. 20-H12, Class IH, IO, zero %, 7/20/70 W	42,722,098	2,682,136
		216,634,481

12 Diversified Income Trust

MORTGAGE-BACKED SECURITIES (36.7%)* cont.	Principal amount	Value
Commercial mortgage-backed securities (11.3%)
Barclays Commercial Mortgage Trust 144A Ser. 19-C5, Class D, 2.50%, 11/15/52	$442,000	$279,901
BBCMS Mortgage Trust 144A Ser. 21-C10, Class E, 2.00%, 7/15/54	438,000	193,726
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45 W	5,058	4,881
Benchmark Mortgage Trust 144A FRB Ser. 18-B3, Class D, 3.029%, 4/10/51 W	4,712,000	3,020,060
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 4.866%, 2/10/44 W	5,915,000	3,680,981
CD Commercial Mortgage Trust FRB Ser. 17-CD3, Class C, 4.546%, 2/10/50 W	551,000	355,942
CD Commercial Mortgage Trust 144A Ser. 17-CD3, Class D, 3.25%, 2/10/50	4,873,000	2,952,535
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.08%, 12/15/47 W	13,980,000	11,463,252
Citigroup Commercial Mortgage Trust Ser. 13-GC11, Class C, 4.134%, 4/10/46 W	2,758,000	2,698,151
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 15-GC27, Class D, 4.425%, 2/10/48 W	242,000	210,616
Ser. 15-P1, Class D, 3.225%, 9/15/48	3,491,000	2,587,645
Ser. 15-GC27, Class E, 3.00%, 2/10/48	635,000	463,398
COMM Mortgage Trust
Ser. 12-LC4, Class B, 4.934%, 12/10/44 W	203,220	196,083
FRB Ser. 14-CR16, Class C, 4.899%, 4/10/47 W	389,000	350,063
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	4,154,100	3,741,495
Ser. 15-DC1, Class B, 4.035%, 2/10/48 W	2,646,000	2,369,219
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class D, 4.876%, 11/10/46 W	1,583,000	1,291,343
FRB Ser. 14-CR17, Class D, 4.845%, 5/10/47 W	326,000	287,223
FRB Ser. 14-CR17, Class E, 4.845%, 5/10/47 W	360,000	244,058
FRB Ser. 14-UBS3, Class D, 4.765%, 6/10/47 W	165,000	112,789
FRB Ser. 13-CR9, Class D, 4.513%, 7/10/45 W	192,000	179,577
FRB Ser. 13-CR7, Class D, 4.382%, 3/10/46 W	291,000	257,535
Ser. 12-LC4, Class E, 4.25%, 12/10/44	10,009,000	2,050,844
FRB Ser. 15-LC19, Class E, 4.215%, 2/10/48 W	3,181,000	2,435,107
Ser. 12-CR4, Class B, 3.703%, 10/15/45	2,026,000	1,245,537
Ser. 15-LC19, Class D, 2.867%, 2/10/48	312,000	264,315
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 5.429%, 2/15/41 W	10,781,406	3,018,794
Credit Suisse Mortgage Trust 144A FRB Ser. 22-NWPT, Class A, 7.97%, 9/9/24	2,015,000	2,009,105
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.756%, 4/15/50 W	272,000	149,753
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 8.56%, 11/25/51	4,238,000	3,653,068
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.606%, 2/10/46 W	273,000	223,209
GS Mortgage Securities Trust Ser. 14-GC18, Class B, 4.885%, 1/10/47 W	401,000	331,920

Diversified Income Trust 13

MORTGAGE-BACKED SECURITIES (36.7%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.526%, 9/10/47 W	$15,515,000	$8,194,034
JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C22, Class C, 4.548%, 9/15/47 W	248,000	226,138
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.736%, 2/15/47 W	9,906,000	5,569,490
FRB Ser. 14-C19, Class C19, 4.635%, 4/15/47 W	3,346,000	3,082,790
FRB Ser. 14-C18, Class E, 4.236%, 2/15/47 W	7,852,000	3,362,266
FRB Ser. 14-C23, Class D, 3.979%, 9/15/47 W	301,000	253,494
FRB Ser. 14-C25, Class D, 3.936%, 11/15/47 W	7,740,000	4,978,198
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	15,725,000	8,748,384
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50 W	254,000	183,963
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.296%, 4/15/46 W	431,000	266,731
Ser. 13-LC11, Class B, 3.499%, 4/15/46	180,000	162,659
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	13,371,809	6,763,461
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 5.704%, 12/15/49 W	60,277	1
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C6, Class C, 4.536%, 11/15/45 W	2,903,000	2,757,850
FRB Ser. 15-C22, Class C, 4.202%, 4/15/48 W	635,000	565,154
Ser. 14-C19, Class C, 4.00%, 12/15/47	1,678,000	1,513,156
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C6, Class E, 4.488%, 11/15/45 W	2,446,000	1,921,534
FRB Ser. 13-C11, Class D, 4.368%, 8/15/46 W	650,000	32,344
FRB Ser. 15-C23, Class D, 4.14%, 7/15/50 W	4,095,000	3,130,189
FRB Ser. 13-C9, Class D, 4.084%, 5/15/46 W	389,000	327,253
FRB Ser. 13-C10, Class F, 4.067%, 7/15/46 W	254,000	34,713
Ser. 14-C17, Class E, 3.50%, 8/15/47	9,096,000	6,406,049
Ser. 14-C19, Class D, 3.25%, 12/15/47	3,933,000	3,026,656
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	1,336,155	1,124,958
FRB Ser. 18-H3, Class C, 4.863%, 7/15/51 W	2,271,437	1,892,039
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class D, 5.165%, 3/15/45 W	1,429,325	1,322,126
FRB Ser. 12-C4, Class E, 5.165%, 3/15/45 W	7,066,000	5,105,186
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 8.595%, 3/25/50	568,000	526,283
FRB Ser. 19-01, Class M10, 8.095%, 10/25/49	459,920	421,751
PFP, Ltd. 144A FRB Ser. 21-8, Class A, 5.728%, 8/9/37 (Cayman Islands)	247,971	243,238
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 7.259%, 6/25/37	3,604,878	3,593,793
RIAL Issuer, Ltd. 144A FRB Ser. 22-FL8, Class B, 7.993%, 1/19/37	2,575,000	2,523,500
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default) †	4,414,162	44

14 Diversified Income Trust

MORTGAGE-BACKED SECURITIES (36.7%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63 W	$6,847,000	$68
Ser. 13-C6, Class E, 3.50%, 4/10/46	7,734,000	4,986,883
Wells Fargo Commercial Mortgage Trust FRB Ser. 15-C29, Class D, 4.219%, 6/15/48 W	3,205,000	2,710,580
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.499%, 9/15/58 W	282,000	225,490
FRB Ser. 13-LC12, Class D, 4.364%, 7/15/46 W	11,277,111	3,971,151
Ser. 14-LC16, Class D, 3.938%, 8/15/50	11,010,000	839,126
Ser. 16-C33, Class D, 3.123%, 3/15/59	699,000	543,002
Ser. 19-C53, Class D, 2.50%, 10/15/52	395,000	232,453
WF-RBS Commercial Mortgage Trust Ser. 14-C21, Class C, 4.234%, 8/15/47 W	180,000	158,479
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-UBS1, Class D, 5.025%, 3/15/46 W	1,796,000	1,745,960
FRB Ser. 13-UBS1, Class E, 5.025%, 3/15/46 W	2,518,000	2,391,046
Ser. 11-C3, Class E, 5.00%, 3/15/44 W	8,644,000	86
FRB Ser. 13-C15, Class D, 4.511%, 8/15/46 W	22,811,996	6,981,940
FRB Ser. 12-C9, Class E, 4.424%, 11/15/45 W	265,000	242,661
FRB Ser. 12-C10, Class D, 4.392%, 12/15/45 W	12,891,000	7,686,943
		163,297,418
Residential mortgage-backed securities (non-agency) (10.4%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (ICE LIBOR USD 1 Month + 0.19%), 5.035%, 5/25/47	2,862,949	1,520,240
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 4.523%, 11/27/36 W	5,117,959	3,531,392
Bear Stearns Alt-A Trust
FRB Ser. 05-8, Class 21A1, 4.077%, 10/25/35 W	48,478	39,936
FRB Ser. 05-7, Class 21A1, 4.015%, 9/25/35 W	1,317,279	1,051,252
Bear Stearns Asset Backed Securities I Trust FRB Ser. 05-HE8, Class M3, (ICE LIBOR USD 1 Month + 1.95%), 6.795%, 8/25/35	294,779	284,460
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (ICE LIBOR USD 1 Month + 0.23%), 5.305%, 9/25/46	3,570,550	2,489,377
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (ICE LIBOR USD 1 Month + 0.18%), 5.025%, 11/25/47	1,987,782	1,638,740
Citigroup Mortgage Loan Trust 144A Ser. 22-A, Class A1, 6.17%, 9/25/62	198,070	195,822
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AMC3, Class A2D, (ICE LIBOR USD 1 Month + 0.35%), 5.195%, 3/25/37	5,433,212	4,397,754
FRB Ser. 07-AMC3, Class A2B, (ICE LIBOR USD 1 Month + 0.18%), 5.025%, 3/25/37	933,871	755,912
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A3, 3.698%, 3/25/65 W	410,000	376,229
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A3, (ICE LIBOR USD 1 Month + 0.70%), 5.545%, 9/25/35	480,258	412,510
FRB Ser. 05-59, Class 1A1, (ICE LIBOR USD 1 Month + 0.66%), 5.438%, 11/20/35	6,912,093	6,111,831

Diversified Income Trust 15

MORTGAGE-BACKED SECURITIES (36.7%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Countrywide Alternative Loan Trust
FRB Ser. 05-65CB, Class 2A1, (ICE LIBOR USD 1 Month + 0.43%), 5.27%, 12/25/35	$333,022	$216,415
FRB Ser. 06-OA10, Class 2A1, (ICE LIBOR USD 1 Month + 0.38%), 5.225%, 8/25/46	2,085,022	1,714,733
FRB Ser. 06-OA10, Class 3A1, (ICE LIBOR USD 1 Month + 0.38%), 5.225%, 8/25/46	3,604,661	3,059,292
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD 1 Month + 0.38%), 5.225%, 8/25/46	7,607,351	6,025,973
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 4.098%, 8/25/46	2,256,727	1,930,771
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 4.078%, 6/25/46	244,535	202,377
FRB Ser. 06-OA7, Class 1A1, 3.039%, 6/25/46 W	2,046,847	1,827,221
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (ICE LIBOR USD 1 Month + 2.85%), 7.695%, 1/25/30	686,000	658,589
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (ICE LIBOR USD 1 Month + 10.50%), 15.345%, 5/25/28	6,316,602	6,884,517
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (ICE LIBOR USD 1 Month + 10.00%), 14.845%, 7/25/28	2,084,553	2,225,731
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (ICE LIBOR USD 1 Month + 9.35%), 14.195%, 4/25/28	4,559,716	4,778,093
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (ICE LIBOR USD 1 Month + 7.55%), 12.395%, 12/25/27	7,619,140	7,798,011
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58 W	1,710,000	1,523,478
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (ICE LIBOR USD 1 Month + 12.25%), 17.095%, 2/25/49	841,000	964,401
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 16.06%, 10/25/50	256,000	301,825
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (ICE LIBOR USD 1 Month + 11.00%), 15.845%, 10/25/48	2,017,000	2,289,440
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (ICE LIBOR USD 1 Month + 10.75%), 15.595%, 1/25/49	111,000	126,187
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class B2, (US 30 Day Average SOFR + 11.00%), 15.56%, 3/25/42	4,969,000	4,621,170
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (ICE LIBOR USD 1 Month + 10.50%), 15.345%, 3/25/49	2,996,000	3,315,217
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (ICE LIBOR USD 1 Month + 10.00%), 14.845%, 8/25/50	448,000	498,957
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (ICE LIBOR USD 1 Month + 10.00%), 14.845%, 7/25/50	3,318,000	3,715,022
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA3, Class B2, (ICE LIBOR USD 1 Month + 9.35%), 14.195%, 6/25/50	239,000	262,303
Structured Agency Credit Risk Trust FRB Ser. 19-FTR1, Class B2, (ICE LIBOR USD 1 Month + 8.35%), 13.195%, 1/25/48	700,000	727,985
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (ICE LIBOR USD 1 Month + 7.75%), 12.595%, 9/25/48	408,000	422,095

16 Diversified Income Trust

MORTGAGE-BACKED SECURITIES (36.7%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B2, (ICE LIBOR USD 1 Month + 7.60%), 12.445%, 3/25/50	$500,000	$480,129
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B1, (ICE LIBOR USD 1 Month + 5.75%), 10.595%, 7/25/50	334,757	354,682
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 9.36%, 10/25/50	370,000	389,888
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (ICE LIBOR USD 1 Month + 4.25%), 9.095%, 10/25/48	753,000	790,893
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (ICE LIBOR USD 1 Month + 3.10%), 7.945%, 3/25/50	425,053	434,357
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58 W	5,008,000	4,344,861
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56 W	163,247	158,947
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (ICE LIBOR USD 1 Month + 12.25%), 17.095%, 9/25/28	12,313,425	13,900,189
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 16.595%, 10/25/28	7,684,649	8,560,198
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 16.595%, 8/25/28	4,977,748	5,552,776
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (ICE LIBOR USD 1 Month + 10.75%), 15.595%, 1/25/29	444,137	478,273
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (ICE LIBOR USD 1 Month + 10.25%), 15.095%, 1/25/29	148,249	160,237
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (ICE LIBOR USD 1 Month + 9.25%), 14.095%, 4/25/29	416,198	439,371
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (ICE LIBOR USD 1 Month + 5.50%), 10.345%, 9/25/29	395,000	428,304
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (ICE LIBOR USD 1 Month + 5.30%), 10.145%, 10/25/28	85,526	90,647
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (ICE LIBOR USD 1 Month + 4.85%), 9.695%, 10/25/29	393,000	417,085
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (ICE LIBOR USD 1 Month + 4.50%), 9.345%, 12/25/30	368,000	384,530
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (ICE LIBOR USD 1 Month + 4.45%), 9.295%, 5/25/30	28,000	29,398
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (ICE LIBOR USD 1 Month + 4.45%), 9.295%, 2/25/30	70,000	74,550
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (ICE LIBOR USD 1 Month + 4.30%), 9.145%, 2/25/25	34,873	36,002
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (ICE LIBOR USD 1 Month + 4.25%), 9.095%, 1/25/31	217,000	228,096
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2B1, (ICE LIBOR USD 1 Month + 4.10%), 8.945%, 3/25/31	1,624,000	1,693,015
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (ICE LIBOR USD 1 Month + 4.00%), 8.845%, 5/25/25	143,681	148,428
Connecticut Avenue Securities FRB Ser. 18-C06, Class 1B1, (ICE LIBOR USD 1 Month + 3.75%), 8.595%, 3/25/31	313,000	324,546

Diversified Income Trust 17

MORTGAGE-BACKED SECURITIES (36.7%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1B1, (ICE LIBOR USD 1 Month + 3.75%), 8.595%, 10/25/30	$500,000	$517,500
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (ICE LIBOR USD 1 Month + 3.60%), 8.445%, 1/25/30	320,000	326,843
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class B1, (ICE LIBOR USD 1 Month + 9.25%), 14.095%, 11/25/39	4,100,000	4,021,445
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1B1, (ICE LIBOR USD 1 Month + 6.75%), 11.595%, 2/25/40	1,645,000	1,529,940
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1B1, (ICE LIBOR USD 1 Month + 5.75%), 10.595%, 7/25/29	3,761,000	4,111,458
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1B2, (US 30 Day Average SOFR + 6.00%), 10.56%, 10/25/41	185,000	167,888
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2B1, (ICE LIBOR USD 1 Month + 5.25%), 10.095%, 6/25/39	514,252	530,965
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.06%, 1/25/42	1,471,000	1,420,049
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (ICE LIBOR USD 1 Month + 4.10%), 8.945%, 9/25/31	314,000	320,214
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (ICE LIBOR USD 1 Month + 3.65%), 8.495%, 2/25/40	239,000	240,926
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (ICE LIBOR USD 1 Month + 3.00%), 7.845%, 1/25/40	126,000	117,986
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.56%, 1/25/42	3,600,000	3,483,000
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (ICE LIBOR USD 1 Month + 2.45%), 7.295%, 7/25/31	65,209	65,291
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (ICE LIBOR USD 1 Month + 0.36%), 5.205%, 5/25/36	9,160,089	2,301,013
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (ICE LIBOR USD 1 Month + 0.31%), 5.155%, 5/25/37	3,957,976	2,758,373
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (ICE LIBOR USD 1 Month + 0.52%), 5.281%, 5/19/35	10,566,970	3,438,905
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (ICE LIBOR USD 1 Month + 0.20%), 5.245%, 6/25/37	3,979,018	1,618,816
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (ICE LIBOR USD 1 Month + 0.23%), 2.702%, 2/26/37	131,290	108,981
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (ICE LIBOR USD 1 Month + 4.35%), 9.195%, 7/25/29 (Bermuda)	383,000	385,338
FRB Ser. 19-1A, Class B1A, (ICE LIBOR USD 1 Month + 3.50%), 8.345%, 7/25/29 (Bermuda)	317,000	312,342
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1A, (ICE LIBOR USD 1 Month + 0.21%), 5.265%, 8/25/36	5,078,346	3,935,718
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58 W	256,000	224,429
Ser. 18-5, Class M1, 3.25%, 7/25/58 W	240,000	193,516

18 Diversified Income Trust

MORTGAGE-BACKED SECURITIES (36.7%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C3, (ICE LIBOR USD 1 Month + 0.98%), 5.825%, 10/25/45	$92,598	$85,937
FRB Ser. 05-AR10, Class 1A3, 3.847%, 9/25/35 W	104,458	92,141
		151,103,674
Total mortgage-backed securities (cost $648,536,327)		$531,035,573

CORPORATE BONDS AND NOTES (15.7%)*		Principal amount	Value
Basic materials (1.4%)
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		$1,200,000	$1,190,832
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		320,000	282,848
Braskem Netherlands Finance BV 144A company guaranty sr. unsec. notes 7.25%, 2/13/33 (Brazil)		2,280,000	2,195,882
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		260,000	260,928
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		615,000	535,904
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		95,000	96,046
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		1,040,000	1,045,932
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		25,000	21,506
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		37,000	32,658
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		50,000	46,872
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		317,000	296,517
HTA Group, Ltd./Mauritius company guaranty sr. unsec. notes Ser. REGS, 7.00%, 12/18/25 (Tanzania)		1,290,000	1,219,050
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		1,040,000	982,800
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		3,920,000	3,087,000
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	1,000,000	620,746
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$140,000	120,378
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		1,300,000	1,093,131
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		1,000,000	923,990
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		175,000	147,392
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		65,000	59,722
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26		434,000	396,617
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		1,000,000	740,206
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		1,000,000	827,500

Diversified Income Trust 19

CORPORATE BONDS AND NOTES (15.7%)* cont.		Principal amount	Value
Basic materials cont.
Unigel Luxembourg SA company guaranty sr. unsec. notes Ser. REGS, 8.75%, 10/1/26 (Brazil)		$1,730,000	$1,599,731
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		443,000	427,012
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		2,580,000	2,583,226
			20,834,426
Capital goods (1.8%)
Adient Global Holdings, Ltd. 144A sr. notes 7.00%, 4/15/28		1,210,000	1,240,250
Adient Global Holdings, Ltd. 144A sr. unsec. unsub. notes 8.25%, 4/15/31		822,000	844,606
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		50,000	42,659
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		332,000	313,633
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		65,000	63,213
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		500,000	516,610
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		59,000	59,628
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	1,945,000	2,009,390
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$2,490,000	2,540,435
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		138,000	145,822
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		1,000,000	934,100
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		90,000	87,999
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		4,320,000	3,264,883
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		454,000	402,516
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		1,269,000	939,605
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		1,000,000	1,003,750
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		125,000	128,281
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		1,394,000	1,458,822
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		257,000	229,478
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		110,000	99,382
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		185,000	183,381
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		2,275,000	1,993,196
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		68,000	66,470
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		692,000	652,496
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		1,405,000	1,243,539

20 Diversified Income Trust

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value
Capital goods cont.
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29	$940,000	$835,660
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	1,195,000	1,196,087
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28	395,000	397,963
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28	2,347,000	2,070,888
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	100,000	102,680
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25	1,121,000	1,139,441
		26,206,863
Communication services (0.8%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	2,709,000	2,487,539
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	1,000,000	905,700
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36	1,500,000	630,000
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27	1,945,000	1,768,200
Frontier Communications Corp. 144A notes 6.75%, 5/1/29	1,000,000	792,500
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30	1,510,000	1,503,975
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28	2,000,000	1,128,400
SBA Communications Corp. sr. unsec. sub. notes 3.875%, 2/15/27 R	1,000,000	945,000
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	940,000	810,881
		10,972,195
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 8.196%, perpetual maturity	230,000	229,770
		229,770
Consumer cyclicals (3.8%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29	775,000	691,137
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity	49,000	43,801
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity	1,225,000	1,250,164
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25	12,000	12,820
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	2,194,000	2,138,886
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26	1,500,000	992,046
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	870,000	714,488
Block, Inc. sr. unsec. notes 2.75%, 6/1/26	1,000,000	911,765
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27	45,000	43,160
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30	1,839,000	1,871,183
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25	2,495,000	2,495,533

Diversified Income Trust 21

CORPORATE BONDS AND NOTES (15.7%)* cont.		Principal amount	Value
Consumer cyclicals cont.
Carnival Corp. notes Ser. REGS, 10.125%, 2/1/26	EUR	1,043,000	$1,187,825
Carnival Corp. 144A notes 10.50%, 2/1/26		$50,000	52,096
Carnival Corp. 144A notes 9.875%, 8/1/27		1,140,000	1,174,308
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		1,750,000	1,435,578
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24		1,000,000	966,850
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.125%, 8/15/31		1,000,000	823,903
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		1,000,000	910,000
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)		1,000,000	795,000
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		1,165,000	1,045,728
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		235,000	209,692
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30		215,000	205,940
Hilton Domestic Operating Co., Inc. 144A company guaranty sr. unsec. notes 4.00%, 5/1/31		3,820,000	3,345,175
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		2,500,000	1,818,750
La Financiere Atalian SASU company guaranty sr. unsec. notes Ser. REGS, 4.00%, 5/15/24 (France)	EUR	1,000,000	791,511
Levi Strauss & Co. sr. unsec. notes 3.375%, 3/15/27	EUR	1,004,000	1,014,307
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		$1,675,000	1,427,938
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		1,045,000	938,906
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		20,000	18,827
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		3,260,000	2,836,200
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		1,000,000	820,000
Moody’s Corp. sr. unsec. bonds 3.10%, 11/29/61		500,000	331,112
Motion Bondco DAC company guaranty sr. notes Ser. REGS, 4.50%, 11/15/27 (Ireland)	EUR	1,000,000	954,946
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		$5,211,000	4,831,118
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		77,000	72,192
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		1,050,000	933,188
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. notes 4.75%, 2/15/28		1,000,000	938,750
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		790,000	708,038
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		94,000	108,705
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		2,115,000	2,247,188
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		131,000	112,636
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		87,000	81,780
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26		690,000	467,475

22 Diversified Income Trust

CORPORATE BONDS AND NOTES (15.7%)* cont.		Principal amount	Value
Consumer cyclicals cont.
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		$45,000	$39,054
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	819,000	769,852
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$590,000	474,174
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		420,000	398,882
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		145,000	135,456
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		1,530,000	1,380,826
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		1,000,000	955,000
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		894,000	825,232
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		664,000	653,156
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		167,000	157,888
Victoria’s Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		600,000	484,500
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		1,000,000	867,459
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		853,000	806,085
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		170,000	172,550
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		2,019,000	1,833,978
			54,724,737
Consumer staples (0.7%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		80,000	74,400
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		840,000	784,044
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29		2,208,000	1,921,168
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		1,000,000	965,000
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		695,000	674,114
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		505,000	462,075
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		151,000	143,035
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		1,345,000	1,094,527
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		22,000	18,942
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		840,000	780,125
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	110,000	116,916
Netflix, Inc. sr. unsec. notes 5.875%, 2/15/25		$15,000	15,300
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		80,000	79,600
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		2,159,000	2,268,785
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		50,000	50,797
			9,448,828

Diversified Income Trust 23

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value
Energy (4.2%)
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	$3,946,000	$3,344,235
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28	32,000	29,858
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30	3,595,000	3,379,300
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	32,000	33,865
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27	1,590,000	1,555,530
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31	1,075,000	956,686
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	10,000	8,261
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28	1,476,000	1,391,425
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31	109,000	104,747
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27	50,000	50,455
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	41,000	44,474
Ecopetrol SA sr. unsec. unsub. bonds 8.875%, 1/13/33 (Colombia)	2,750,000	2,783,688
Ecopetrol SA sr. unsec. unsub. notes 6.875%, 4/29/30 (Colombia)	1,800,000	1,659,222
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	1,250,000	1,093,750
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	3,024,000	3,001,321
EQT Corp. sr. unsec. notes 5.00%, 1/15/29	145,000	137,485
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 5.375%, 4/24/30 (Kazakhstan)	450,000	398,250
KazMunayGas National Co. JSC sr. unsec. unsub. bonds Ser. REGS, 6.375%, 10/24/48 (Kazakhstan)	980,000	808,500
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	1,795,000	1,727,688
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27	1,550,000	1,518,039
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	2,191,000	2,202,832
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	3,408,000	3,583,273
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31	1,510,000	1,626,722
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37	830,000	837,204
Patterson-UTI Energy, Inc. sr. unsec. notes 3.95%, 2/1/28	160,000	142,098
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29	2,485,000	2,288,258
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26	1,000,000	947,832
Pertamina Persero PT sr. unsec. unsub. bonds Ser. REGS, 6.00%, 5/3/42 (Indonesia)	2,580,000	2,528,748
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	208,000	208,017
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)	1,011,000	965,288

24 Diversified Income Trust

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value
Energy cont.
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)	$138,000	$136,628
Petroleos del Peru SA sr. unsec. unsub. bonds Ser. REGS, 4.75%, 6/19/32 (Peru)	1,330,000	988,855
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)	2,023,000	1,548,206
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.84%, 1/23/30 (Mexico)	2,870,000	2,379,401
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	836,000	665,466
Petroleos Mexicanos 144A sr. unsec. bonds 10.00%, 2/7/33 (Mexico)	5,830,000	5,572,332
Petronas Capital, Ltd. company guaranty sr. unsec. bonds Ser. REGS, 4.55%, 4/21/50 (Malaysia)	876,000	807,749
Petronas Capital, Ltd. company guaranty sr. unsec. unsub. bonds Ser. REGS, 2.48%, 1/28/32 (Malaysia)	1,980,000	1,683,065
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	742,000	724,608
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	2,711,000	2,402,665
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	88,000	84,538
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	390,000	382,458
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	20,000	19,085
SM Energy Co. sr. unsec. unsub. notes 5.625%, 6/1/25	809,000	784,403
Southwestern Energy Co. company guaranty sr. unsec. bonds 4.75%, 2/1/32	179,000	158,055
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30	2,780,000	2,613,589
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	805,000	758,713
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	30,000	28,852
		61,095,719
Financials (0.9%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	85,000	76,578
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 4.25%, 10/15/27	25,000	22,392
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	80,000	77,319
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29	1,000,000	577,500
Credit Suisse AG sr. unsec. notes 4.75%, 8/9/24	1,000,000	967,800
Credit Suisse Group AG 144A unsec. sub. notes 6.50%, 8/8/23 (Switzerland)	200,000	190,500
Deutsche Bank AG jr. unsec. sub. FRN 6.00%, perpetual maturity (Germany)	1,400,000	1,034,894
Deutsche Bank AG sr. unsec. unsub. notes Ser. E, 0.962%, 11/8/23 (Germany)	1,000,000	954,754
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31	100,000	102,000
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27	1,034,000	962,757
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30	2,260,000	1,920,383
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25	1,245,000	1,150,069
Freedom Mortgage Corp. 144A sr. unsec. notes 7.625%, 5/1/26	1,395,000	1,121,008

Diversified Income Trust 25

CORPORATE BONDS AND NOTES (15.7%)* cont.		Principal amount	Value
Financials cont.
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 R		$182,000	$131,555
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25 R		20,000	17,596
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27 R		85,000	67,150
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		1,240,000	961,822
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		788,000	675,711
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		40,000	38,452
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		176,000	148,063
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		1,000,000	870,017
Stichting AK Rabobank Certificaten jr. unsec. sub. FRN 6.50%, perpetual maturity (Netherlands)	EUR	1,000,000	1,041,120
			13,109,440
Health care (1.3%)
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		$1,692,000	1,424,801
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		135,000	126,932
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		50,000	43,625
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		50,000	44,250
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29		1,750,000	1,083,408
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		1,960,000	1,851,161
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		90,000	90,321
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		45,000	40,081
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		1,978,000	1,819,760
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty unsub. notes 10.00%, 4/15/25 (Luxembourg)		2,500,000	1,671,550
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		120,000	115,763
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		2,410,000	2,054,526
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		465,000	408,363
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		1,125,000	1,080,057
Tenet Healthcare Corp. company guaranty sr. notes 4.875%, 1/1/26		840,000	823,502
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		23,000	22,688
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		435,000	393,549
Tenet Healthcare Corp. 144A company guaranty sr. unsub. notes 6.125%, 6/15/30		700,000	690,550
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		970,000	970,107

26 Diversified Income Trust

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value
Health care cont.
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)	$394,000	$394,000
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)	1,965,000	2,063,250
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)	1,115,000	1,009,868
		18,222,112
Technology (0.6%)
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	1,253,000	1,093,526
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	401,000	358,731
NCR Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 4/15/29	1,000,000	865,254
Picard Midco, Inc. 144A sr. notes. 6.50%, 3/31/29	1,547,000	1,368,482
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	3,015,000	2,558,288
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29	945,000	815,063
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	2,133,000	1,846,591
		8,905,935
Transportation (—%)
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28	130,000	125,387
		125,387
Utilities and power (0.2%)
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43	924,000	697,703
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	244,000	181,737
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	135,000	130,941
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32	751,000	600,800
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	787,000	732,079
ReNew Wind Energy AP2/ReNew Power Pvt, Ltd. other 9 Subsidiaries company guaranty sr. notes Ser. REGS, 4.50%, 7/14/28 (India)	520,000	436,646
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	40,000	35,808
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26	88,000	85,432
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	60,000	56,730
		2,957,876
Total corporate bonds and notes (cost $246,150,781)		$226,833,288

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (9.4%)*	Principal amount	Value
Angola (Republic of) sr. unsec. notes Ser. REGS, 8.25%, 5/9/28 (Angola)	$960,000	$845,993
Angola (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.75%, 4/14/32 (Angola)	1,800,000	1,516,462
Bahrain (Kingdom of) sr. unsec. notes Ser. REGS, 7.375%, 5/14/30 (Bahrain)	1,462,000	1,507,715

Diversified Income Trust 27

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (9.4%)* cont.		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	1,110,000	$827,164
Benin (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/19/32 (Benin)	EUR	1,290,000	1,054,836
Brazil (Federal Republic of) sr. unsec. unsub. bonds 8.25%, 1/20/34 (Brazil)		$1,920,000	2,203,200
Cameroon (Republic of) sr. unsec. unsub. notes Ser. REGS, 9.50%, 11/19/25 (Cameroon)		860,000	834,191
Cameroon (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 7/7/32 (Cameroon)	EUR	1,590,000	1,234,914
Colombia (Republic of) sr. unsec. unsub. bonds 7.375%, 9/18/37 (Colombia)		$990,000	948,330
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		810,000	794,892
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 6.99%, 6/1/27 (Argentina)		2,193,000	1,628,790
Costa Rica (Government of) sr. unsec. unsub. notes Ser. REGS, 6.125%, 2/19/31 (Costa Rica)		635,000	630,377
Cote d’lvoire (Republic of) sr. unsec. notes Ser. REGS, 5.875%, 10/17/31 (Cote d’lvoire)	EUR	530,000	472,059
Cote d’lvoire (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/30/32 (Cote d’lvoire)	EUR	11,460,000	9,456,621
Cote d’lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d’lvoire)		$6,987,000	6,035,022
Cote d’lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d’lvoire)		250,000	242,500
Development Bank of Mongolia, LLC unsec. notes Ser. REGS, 7.25%, 10/23/23 (Mongolia)		2,010,000	1,942,163
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		3,329,000	2,822,179
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		10,253,000	10,396,023
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		1,050,000	1,023,285
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%, 1/27/25 (Dominican Republic)		300,000	296,575
Dominican (Republic of) 144A sr. unsec. notes 4.50%, 1/30/30 (Dominican Republic)		230,000	199,981
Ecuador (Republic of) sr. unsec. notes Ser. REGS, 5.50%, 7/31/30 (Ecuador)		460,000	206,425
Ecuador (Republic of) sr. unsec. unsub. bonds Ser. REGS, 2.50%, 7/31/35 (Ecuador)		1,030,000	329,600
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 8.50%, 1/31/47 (Egypt)		1,152,000	669,588
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.30%, 9/30/33 (Egypt)		2,240,000	1,374,798
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.053%, 1/15/32 (Egypt)		2,448,000	1,529,951
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		6,250,000	4,359,350
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)		1,110,000	843,621

28 Diversified Income Trust

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (9.4%)* cont.	Principal amount	Value
Ghana (Republic of) sr. unsec. bonds Ser. REGS, 8.125%, 3/26/32 (Ghana) (In default) †	$1,820,000	$625,625
Ghana (Republic of) sr. unsec. notes Ser. REGS, 7.625%, 5/16/29 (Ghana) (In default) †	5,190,000	1,777,575
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.125%, 1/18/26 (Ghana) (In default) †	9,230,000	3,542,014
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 7.75%, 4/7/29 (Ghana) (In default) †	1,500,000	513,750
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 2/11/27 (Ghana) (In default) †	2,440,000	866,200
Guatemala (Republic of) unsec. notes Ser. REGS, 5.25%, 8/10/29 (Guatemala)	670,000	653,250
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)	337,000	304,115
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)	7,335,000	7,320,154
Indonesia (Republic of) sr. unsec. unsub. notes 3.85%, 10/15/30 (Indonesia)	550,000	525,102
Indonesia (Republic of) sr. unsec. unsub. notes 3.55%, 3/31/32 (Indonesia)	1,745,000	1,606,168
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%, 1/15/25 (Indonesia)	4,400,000	4,368,179
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	6,820,000	6,789,583
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)	200,000	199,902
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)	730,000	878,812
Jordan (Kingdom of) sr. unsec. notes Ser. REGS, 5.85%, 7/7/30 (Jordan)	3,276,000	2,907,352
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 7/21/45 (Kazakhstan)	770,000	801,901
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)	1,120,000	994,013
Mongolia (Government of) sr. unsec. notes Ser. REGS, 4.45%, 7/7/31 (Mongolia)	2,097,000	1,550,018
Mongolia (Government of) sr. unsec. unsub. notes Ser. REGS, 8.75%, 3/9/24 (Mongolia)	779,000	779,000
Mongolia (Government of) 144A sr. unsec. notes 8.65%, 1/19/28 (Mongolia)	1,399,000	1,374,518
Morocco (Kingdom of) sr. unsec. bonds Ser. REGS, 3.00%, 12/15/32 (Morocco)	3,084,000	2,478,848
Morocco (Kingdom of) sr. unsec. unsub. bonds Ser. REGS, 5.50%, 12/11/42 (Morocco)	1,479,000	1,277,495
Nigeria (Government of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 11/28/27 (Nigeria)	1,000,000	811,240
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 6.00%, 8/1/29 (Oman)	2,447,000	2,456,176
Panama (Republic of) sr. unsec. unsub. bonds 3.87%, 7/23/60 (Panama)	1,400,000	920,500
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)	800,000	698,000

Diversified Income Trust 29

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (9.4%)* cont.	Principal amount	Value
Philippines (Republic of) sr. unsec. unsub. bonds 4.20%, 3/29/47 (Philippines)	$924,000	$802,377
Philippines (Republic of) sr. unsec. unsub. notes 3.75%, 1/14/29 (Philippines)	2,790,000	2,685,263
Philippines (Republic of) sr. unsec. unsub. notes 3.229%, 3/29/27 (Philippines)	830,000	792,963
Romania (Government of) sr. unsec. notes Ser. REGS, 3.00%, 2/14/31 (Romania)	1,550,000	1,274,457
Romania (Government of) unsec. bonds Ser. REGS, 6.00%, 5/25/34 (Romania)	860,000	839,523
Serbia (Republic of) sr. unsec. unsub. notes Ser. REGS, 2.125%, 12/1/30 (Serbia)	2,850,000	2,158,901
Serbia (Republic of) 144A sr. unsec. notes 6.50%, 9/26/33 (Serbia)	700,000	696,158
Serbia (Republic of) 144A sr. unsec. notes 6.25%, 5/26/28 (Serbia)	1,150,000	1,160,082
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 6/22/30 (South Africa)	1,560,000	1,460,514
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	850,000	809,611
Tunisia (Central Bank of) sr. unsec. unsub. notes Ser. REGS, 5.75%, 1/30/25 (Tunisia)	10,060,000	5,813,366
Ukraine (Government of) sr. unsec. notes Ser. REGS, 6.876%, 5/21/31 (Ukraine) (In default) †	2,350,000	411,978
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)	8,950,000	7,313,402
United Mexican States sr. unsec. unsub. notes 3.75%, 1/11/28 (Mexico)	2,580,000	2,472,236
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)	1,200,000	1,200,343
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)	2,350,000	2,298,300
Total foreign government and agency bonds and notes (cost $157,469,526)		$135,435,569

CONVERTIBLE BONDS AND NOTES (6.0%)*		Principal amount	Value
Basic materials (0.1%)
MP Materials Corp. 144A cv. sr. unsec. notes 0.25%, 4/1/26		$469,000	$440,702
Sika AG cv. sr. unsec. notes Ser. REGS, 0.15%, 6/5/25 (Switzerland)	CHF	440,000	653,592
			1,094,294
Capital goods (0.2%)
Axon Enterprise, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/27		$1,065,000	1,247,648
John Bean Technologies Corp. cv. sr. unsec. notes 0.25%, 5/15/26		415,000	378,273
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25		616,000	764,003
Prysmian SpA cv. sr. unsec. unsub. notes zero %, 2/2/26 (Italy)	EUR	500,000	584,133
Schneider Electric SE cv. sr. unsec. unsub. notes zero %, 6/15/26 (Units) (France)	EUR	2,571	511,278
			3,485,335
Communication services (0.3%)
America Movil BV company guaranty cv. sr. unsec. notes zero %, 3/2/24 (Netherlands)	EUR	700,000	796,310
Cellnex Telecom SA cv. sr. unsec. unsub. notes 0.50%, 7/5/28 (Spain)	EUR	600,000	693,419
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26		$1,824,000	939,360

30 Diversified Income Trust

CONVERTIBLE BONDS AND NOTES (6.0%)* cont.		Principal amount	Value
Communication services cont.
DISH Network Corp. cv. sr. unsec. notes zero %, 12/15/25		$379,000	$200,112
Liberty Broadband Corp. 144A cv. sr. unsec. notes 3.125%, 3/31/53		599,000	585,523
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49		900,000	799,651
			4,014,375
Consumer cyclicals (1.1%)
Alarm.com Holdings, Inc. cv. sr. unsec. notes zero %, 1/15/26		508,000	428,592
Block, Inc. cv. sr. unsec. notes 0.125%, 3/1/25		227,000	216,899
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27		845,000	646,425
Block, Inc. cv. sr. unsec. sub. notes zero %, 5/1/26		633,000	515,895
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25		1,193,000	1,786,400
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25		593,000	680,838
Cinemark Holdings, Inc. cv. sr. unsec. notes 4.50%, 8/15/25		293,000	371,513
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28		849,000	587,508
Expedia Group, Inc. company guaranty cv. sr. unsec. unsub. notes zero %, 2/15/26		537,000	480,753
Ford Motor Co. cv. sr. unsec. notes zero %, 3/15/26		1,369,000	1,367,631
Liberty Media Corp. 144A cv. sr. unsec. notes 2.25%, 8/15/27		973,000	1,044,316
Liberty TripAdvisor Holdings, Inc. 144A cv. sr. unsec. bonds 0.50%, 6/30/51		951,000	737,501
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29		1,639,000	1,607,040
NCL Corp., Ltd. company guaranty cv. sr. unsec. notes 5.375%, 8/1/25		296,000	318,645
NCL Corp., Ltd. company guaranty cv. sr. unsec. unsub. notes 2.50%, 2/15/27		1,008,000	756,504
Nexi SpA cv. sr. unsec. notes Ser. REGS, zero %, 2/24/28 (Italy)	EUR	600,000	480,737
Nexity SA cv. sr. unsec. notes 0.25%, 3/2/25 (Units) (France)	EUR	2,850	184,929
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. unsub. notes 6.00%, 8/15/25		$848,000	1,292,777
Sabre GLBL, Inc. company guaranty cv. sr. unsec. notes 4.00%, 4/15/25		464,000	417,679
Shift4 Payments, Inc. cv. sr. unsec. sub. notes zero %, 12/15/25		959,000	1,120,688
Vail Resorts, Inc. cv. sr. unsec. sub. notes zero %, 1/1/26		1,197,000	1,069,070
			16,112,340
Consumer staples (0.7%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26		996,000	871,003
Beauty Health Co. (The) 144A cv. sr. unsec. sub. notes 1.25%, 10/1/26		865,000	720,113
Cheesecake Factory, Inc. (The) cv. sr. unsec. sub. notes 0.375%, 6/15/26		367,000	303,693
Chefs’ Warehouse, Inc. (The) 144A cv. sr. unsec. unsub. notes 2.375%, 12/15/28		231,000	235,560
Chegg, Inc. cv. sr. unsec. notes zero %, 9/1/26		962,000	755,161
Delivery Hero AG cv. sr. unsec. notes 1.50%, 1/15/28 (Germany)	EUR	800,000	556,074
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28		$1,329,000	1,096,854
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)		224,000	184,809
IAC Financeco 2, Inc. 144A company guaranty cv. sr. unsec. notes 0.875%, 6/15/26		474,000	422,329
Lyft, Inc. cv. sr. unsec. notes 1.50%, 5/15/25		215,000	188,756

Diversified Income Trust 31

CONVERTIBLE BONDS AND NOTES (6.0%)* cont.		Principal amount	Value
Consumer staples cont.
Post Holdings, Inc. 144A company guaranty cv. sr. unsec. notes 2.50%, 8/15/27		$428,000	$447,346
Sea, Ltd. cv. sr. unsec. notes 2.375%, 12/1/25 (Singapore)		469,000	570,725
Sea, Ltd. cv. sr. unsec. unsub. notes 0.25%, 9/15/26 (Singapore)		322,000	252,287
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28		785,000	566,589
Uber Technologies, Inc. cv. sr. unsec. notes zero %, 12/15/25		978,000	860,427
Upwork, Inc. cv. sr. unsec. notes 0.25%, 8/15/26		679,000	531,927
Wayfair, Inc. cv. sr. unsec. notes 0.625%, 10/1/25		1,155,000	840,574
Zalando SE cv. sr. unsec. notes 0.05%, 8/6/25 (Germany)	EUR	500,000	482,395
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25		$688,000	703,136
			10,589,758
Energy (0.2%)
Enphase Energy, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28		466,000	483,145
Nabors Industries, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29		285,000	246,810
Northern Oil and Gas, Inc. 144A cv. sr. unsec. notes 3.625%, 4/15/29		943,000	1,006,647
Pioneer Natural Resources Co. cv. sr. unsec. notes 0.25%, 5/15/25		339,000	723,765
SolarEdge Technologies, Inc. cv. sr. unsec. notes zero %, 9/15/25 (Israel)		563,000	729,648
			3,190,015
Financials (0.1%)
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26		997,304	695,620
			695,620
Health care (1.0%)
Alnylam Pharmaceuticals, Inc. 144A cv. sr. unsec. unsub. notes 1.00%, 9/15/27		883,000	881,285
Ascendis Pharma A/S cv. sr. unsec. notes 2.25%, 4/1/28 (Denmark)		209,000	199,595
Ascendis Pharma A/S 144A cv. sr. unsec. notes 2.25%, 4/1/28 (Denmark)		209,000	202,754
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27		1,011,000	1,054,479
CONMED Corp. 144A cv. sr. unsec. notes 2.25%, 6/15/27		632,000	625,997
Dexcom, Inc. cv. sr. unsec. unsub. notes 0.25%, 11/15/25		1,155,000	1,237,187
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28		1,880,000	1,650,800
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 0.25%, 3/1/27		1,598,000	1,354,316
Halozyme Therapeutics, Inc. 144A cv. sr. unsec. notes 1.00%, 8/15/28		228,000	214,890
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26		649,000	969,282
Integer Holdings Corp. 144A cv. sr. unsec. unsub. notes 2.125%, 2/15/28		501,000	545,339
Integra LifeSciences Holdings Corp. cv. sr. unsec. notes 0.50%, 8/15/25		253,000	246,064
Jazz Investments I, Ltd. company guaranty cv. sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)		1,255,000	1,213,155
Lantheus Holdings, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27		885,000	1,146,564
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24		185,000	248,178
Novocure, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Jersey)		265,000	227,765
Pacira Pharmaceuticals, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/25		251,000	229,508
QIAGEN NV cv. sr. unsec. notes zero %, 12/17/27, (Netherlands)		200,000	179,644

32 Diversified Income Trust

CONVERTIBLE BONDS AND NOTES (6.0%)* cont.		Principal amount	Value
Health care cont.
QIAGEN NV cv. sr. unsec. unsub. notes Ser. REGS, 1.00%, 11/13/24 (Netherlands)		$400,000	$439,466
Sarepta Therapeutics, Inc. 144A cv. sr. unsec. unsub. notes 1.25%, 9/15/27		911,000	1,092,824
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27		866,000	667,940
			14,627,032
Technology (2.0%)
3D Systems Corp. cv. sr. unsec. notes zero %, 11/15/26		138,000	103,241
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27		788,000	723,705
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25		943,000	948,037
Altair Engineering, Inc. 144A cv. sr. unsec. sub. notes 1.75%, 6/15/27		269,000	313,251
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27		1,112,000	938,528
Bill.com Holdings, Inc. cv. sr. unsec. unsub. notes zero %, 4/1/27		1,062,000	825,174
Box, Inc. cv. sr. unsec. notes zero %, 1/15/26		317,000	369,147
Ceridian HCM Holding, Inc. cv. sr. unsec. notes 0.25%, 3/15/26		977,000	876,288
Cloudflare, Inc. cv. sr. unsec. notes zero %, 8/15/26		743,000	627,464
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24 (Israel)		741,000	829,173
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25		752,000	811,785
DigitalOcean Holdings, Inc. cv. sr. unsec. notes zero %, 12/1/26		765,000	600,724
Dropbox, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28		666,000	578,359
Envestnet, Inc. company guaranty cv. sr. unsec. notes 0.75%, 8/15/25		245,000	220,959
Envestnet, Inc. 144A company guaranty cv. sr. unsec. notes 2.625%, 12/1/27		379,000	395,866
Everbridge, Inc. cv. sr. unsec. notes zero %, 3/15/26		377,000	311,732
Five9, Inc. cv. sr. unsec. notes 0.50%, 6/1/25		514,000	473,166
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25		563,000	892,918
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27		310,000	439,998
Kingsoft Corp., Ltd. cv. sr. unsec. notes 0.625%, 4/29/25 (China)	HKD	2,000,000	309,303
Lenovo Group, Ltd. cv. sr. unsec. bonds 2.50%, 8/26/29 (China)		$679,000	772,023
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26		1,118,000	967,070
Meituan cv. sr. unsec. unsub. notes zero %, 4/27/28 (China)		600,000	494,700
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26		770,000	994,840
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26		1,344,000	1,143,744
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27		599,000	977,789
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25		536,000	1,080,845
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25		170,000	150,706
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25		918,000	808,300
Silicon Laboratories, Inc. cv. sr. unsec. notes 0.625%, 6/15/25		305,000	455,611
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27		1,176,000	856,717
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27		1,920,000	1,640,641
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26		1,182,000	989,334
STMicroelectronics NV cv. sr. unsec. notes zero %, 8/4/27 (France)		600,000	777,541
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26		859,000	820,345
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26		570,000	441,466
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24		195,000	197,438
Wix.com, Ltd. cv. sr. unsec. sub. notes zero %, 8/15/25 (Israel)		439,000	378,857
Wolfspeed, Inc. 144A cv. sr. unsec. notes 1.875%, 12/1/29		816,000	722,569

Diversified Income Trust 33

CONVERTIBLE BONDS AND NOTES (6.0%)* cont.		Principal amount	Value
Technology cont.
Workiva, Inc. cv. sr. unsec. notes 1.125%, 8/15/26		$252,000	$354,735
Xero Investments, Ltd. company guaranty cv. sr. unsec. unsub. notes zero %, 12/2/25 (New Zealand)		333,000	281,052
Ziff Davis, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26		732,000	715,531
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25		664,000	700,188
			28,310,860
Transportation (0.2%)
Deutsche Post AG cv. sr. unsec. notes 0.05%, 6/30/25 (Germany)	EUR	400,000	421,376
International Consolidated Airlines Group SA cv. sr. unsec. unsub. notes Ser. REGS, 1.125%, 5/18/28 (Spain)	EUR	600,000	517,502
Jet2 PLC company guaranty cv. sr. unsec. unsub. notes Ser. REGS, 1.625%, 6/10/26 (United Kingdom)	GBP	400,000	472,214
JetBlue Airways Corp. cv. sr. unsec. notes 0.50%, 4/1/26		$524,000	401,908
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25		1,531,000	1,739,216
			3,552,216
Utilities and power (0.1%)
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. notes zero %, 11/15/25		1,070,000	998,310
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48		727,000	746,994
			1,745,304
Total convertible bonds and notes (cost $94,557,481)			$87,417,149

SENIOR LOANS (1.0%)*c	Principal amount	Value
Adient US, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 8.09%, 4/1/28	$44,275	$44,109
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 0.00%), 8.557%, 10/19/27	78,210	77,208
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.898%, 12/7/29	1,049,125	1,049,566
Brand Industrial Services, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 9.134%, 6/21/24	1,613,408	1,500,807
Chart Industries, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.593%, 12/8/29	2,159,000	2,150,904
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 8.325%, 8/21/26	1,712,183	1,590,909
DIRECTV Financing, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 9.84%, 7/22/27	2,118,774	2,034,744
Envision Healthcare Corp. bank term loan FRN (US SOFR + 4.25%), 9.148%, 3/31/27	758,987	180,259
Envision Healthcare Corp. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 8.648%, 3/31/27	1,854,965	278,245
GFL Environmental, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 7.806%, 5/31/27	190,422	190,387
Greeneden US Holdings II, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 8.84%, 12/1/27	1,146,600	1,127,784
iHeartCommunications, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 8.09%, 5/1/26	62,412	55,137
One Call Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 5.50%), 10.375%, 4/22/27	781,050	576,025

34 Diversified Income Trust

SENIOR LOANS (1.0%)*c cont.	Principal amount	Value
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.657%, 1/29/28	$436,675	$433,038
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 11.09%, 8/31/29	435,000	409,261
Robertshaw Holdings Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 8.00%), 13.188%, 2/28/26	1,002,000	257,183
TAMKO Building Products, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.00%), 7.874%, 5/29/26	424,699	412,357
Terrier Media Buyer, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 8.659%, 12/17/26	514,328	453,123
TIBCO Software, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.498%, 3/30/29	1,023,000	927,523
Vision Solutions, Inc. bank term loan FRN (US SOFR + 4.00%), 8.818%, 4/24/28	1,572,021	1,395,168
Total senior loans (cost $16,747,543)		$15,143,737

ASSET-BACKED SECURITIES (0.8%)*	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$1,880,835	$1,857,324
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class E, (ICE LIBOR USD 1 Month + 3.25%), 8.095%, 10/22/24	4,649,000	4,596,699
FRB Ser. 21-3, Class D, (ICE LIBOR USD 1 Month + 2.00%), 6.845%, 10/22/24	3,851,000	3,771,574
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class F, (ICE LIBOR USD 1 Month + 5.25%), 10.095%, 5/7/24	1,395,334	1,343,009
Total asset-backed securities (cost $11,253,530)		$11,568,606

SHORT-TERM INVESTMENTS (29.3%)*	Principal amount	Value
Alimentation Couche-Tard, Inc. commercial paper 5.403%, 4/28/23 (Canada)	$2,500,000	$2,489,298
Alimentation Couche-Tard, Inc. commercial paper 5.403%, 4/27/23 (Canada)	3,750,000	3,734,990
Alimentation Couche-Tard, Inc. commercial paper 4.990%, 4/5/23 (Canada)	5,000,000	4,996,417
Amcor Finance (USA), Inc. commercial paper 5.293%, 4/28/23	6,000,000	5,974,408
American Honda Finance Corp. commercial paper 4.918%, 4/12/23	5,000,000	4,991,352
Autonation, Inc. commercial paper 5.503%, 4/3/23	5,000,000	4,997,741
Aviation Capital Group, LLC commercial paper 5.653%, 4/3/23	7,500,000	7,496,816
CHARTA, LLC asset-backed commercial paper 4.875%, 4/10/23	5,000,000	4,993,269
Conagra Brands, Inc. commercial paper 5.402%, 4/3/23	6,500,000	6,497,026
Crown Castle, Inc. commercial paper 5.677%, 4/5/23	3,000,000	2,997,735
Dollar General Corp. commercial paper 5.263%, 4/10/23	3,400,000	3,395,142
Enbridge US, Inc. commercial paper 5.373%, 4/28/23	2,500,000	2,489,446
Energy Transfer LP commercial paper 5.553%, 4/3/23	13,500,000	13,493,901
Evergy Missouri West, Inc. commercial paper 5.159%, 4/11/23	3,000,000	2,995,278
Evergy Missouri West, Inc. commercial paper 5.002%, 4/3/23	3,000,000	2,998,730
FMC Corp. commercial paper 5.703%, 4/3/23	9,750,000	9,745,629

Diversified Income Trust 35

SHORT-TERM INVESTMENTS (29.3%)* cont.		Principal amount/ shares	Value
General Motors Financial Co., Inc. commercial paper 5.503%, 4/3/23		$11,000,000	$10,995,058
Haleon UK Capital PLC commercial paper 5.876%, 5/9/23 (United Kingdom)		2,500,000	2,485,524
Hewlett Packard Enterprise Co. commercial paper 5.333%, 4/28/23		5,000,000	4,979,529
Humana, Inc. commercial paper 5.773%, 4/17/23		2,500,000	2,493,892
Humana, Inc. commercial paper 5.679%, 5/1/23		2,500,000	2,488,849
Interest in $386,765,000 joint tri-party repurchase agreement dated 3/31/2023 with Citigroup Global Markets, Inc. due 4/3/2023 — maturity value of $35,742,321 for an effective yield of 4.810% (collateralized by Agency Mortgage-Backed Securities and U.S. Treasuries (including strips) with coupon rates ranging from 2.250% to 7.500% and due dates ranging from 10/31/2024 to 8/15/2064, valued at $394,512,021)		35,728,000	35,728,000
International Flavors & Fragrances, Inc. commercial paper 6.028%, 4/20/23		2,500,000	2,492,747
International Flavors & Fragrances, Inc. commercial paper 5.574%, 4/4/23		5,000,000	4,997,172
Marsh & McLennan Cos., Inc. commercial paper 5.157%, 4/10/23		5,000,000	4,992,856
Oracle Corp. commercial paper 4.980%, 4/13/23		2,400,000	2,395,929
Ovintiv, Inc. commercial paper 5.756%, 4/10/23		3,000,000	2,995,442
Penske Truck Leasing Co. commercial paper 5.211%, 4/11/23		9,650,000	9,634,573
Putnam Short Term Investment Fund Class P 4.88% L	Shares	166,411,602	166,411,602
S&P Global, Inc. commercial paper 5.211%, 4/13/23		$5,000,000	4,990,562
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70% P	Shares	42,194,000	42,194,000
U.S. Treasury Bills 4.795%, 5/11/23 # ∆ §		$1,000,000	995,092
U.S. Treasury Bills 4.750%, 5/2/23 ∆ §		3,600,000	3,586,692
U.S. Treasury Bills 4.725%, 4/18/23 # ∆ § Φ		27,600,000	27,547,617
U.S. Treasury Bills 4.669%, 4/4/23		4,500,000	4,499,426
UDR, Inc. commercial paper 4.973%, 4/3/23		3,000,000	2,998,730
Total short-term investments (cost $424,198,532)			$424,190,470

TOTAL INVESTMENTS
Total investments (cost $4,252,331,106)	$4,110,073,645

36 Diversified Income Trust

Key to holding’s currency abbreviations
AUD	Australian Dollar	INR	Indian Rupee
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	MYR	Malaysian Ringgit
CLP	Chilean Peso	NOK	Norwegian Krone
CNY	Chinese Yuan (Onshore)	NZD	New Zealand Dollar
COP	Colombian Peso	PLN	Polish Zloty
CZK	Czech Koruna	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HKD	Hong Kong Dollar	USD /$	United States Dollar
HUF	Hungarian Forint	ZAR	South African Rand
ILS	Israeli Shekel

Key to holding’s abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2022 through March 31, 2023 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $1,446,988,694.
†	This security is non-income-producing.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $568,585 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
∆	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $9,864,667 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

Diversified Income Trust 37

Φ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $139,678 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
§	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $13,918,570 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 3/31/23 (aggregate face value $138,458,388) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	British Pound	Sell	6/21/23	$98,098	$95,096	$(3,002)
	Canadian Dollar	Sell	4/19/23	62,167	62,095	(72)
	Euro	Sell	6/21/23	1,020,094	999,255	(20,839)
	New Zealand Dollar	Sell	4/19/23	103,492	104,276	784
	Swedish Krona	Sell	6/21/23	3,521	3,481	(40)
Barclays Bank PLC
	British Pound	Buy	6/21/23	179,640	173,848	5,792
	Canadian Dollar	Sell	4/19/23	438,575	438,156	(419)
	Euro	Buy	6/21/23	83,546	81,873	1,673
	New Taiwan Dollar	Buy	5/17/23	478,074	477,421	653
	Swiss Franc	Sell	6/21/23	24,467	24,650	183
Citibank, N.A.
	Australian Dollar	Sell	4/19/23	74,037	75,470	1,433
	Canadian Dollar	Sell	4/19/23	90,290	89,912	(378)

38 Diversified Income Trust

FORWARD CURRENCY CONTRACTS at 3/31/23 (aggregate face value $138,458,388) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Citibank, N.A. cont.
	Euro	Buy	6/21/23	$3,645,981	$3,571,853	$74,128
	Norwegian Krone	Sell	6/21/23	398,175	394,339	(3,836)
Goldman Sachs International
	Australian Dollar	Buy	4/19/23	132,558	138,218	(5,660)
	Euro	Sell	6/21/23	4,581,113	4,486,670	(94,443)
	Hong Kong Dollar	Sell	5/17/23	13	13	—
	Swiss Franc	Buy	6/21/23	9,124,351	8,884,908	239,443
HSBC Bank USA, National Association
	Australian Dollar	Sell	4/19/23	615,104	627,419	12,315
	British Pound	Buy	6/21/23	167,656	162,616	5,040
	Canadian Dollar	Sell	4/19/23	251,111	251,121	10
	Euro	Buy	6/21/23	1,206,577	1,177,753	28,824
	Japanese Yen	Buy	5/17/23	3,852,355	3,843,264	9,091
	New Zealand Dollar	Sell	4/19/23	98,614	98,713	99
	Norwegian Krone	Buy	6/21/23	25,323	25,151	172
	Singapore Dollar	Buy	5/17/23	245,597	245,854	(257)
	Swedish Krona	Sell	6/21/23	862,164	853,408	(8,756)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	4/19/23	1,019,616	1,018,525	(1,091)
	Euro	Sell	6/21/23	732,311	736,208	3,897
	Norwegian Krone	Sell	6/21/23	85,497	85,697	200
	Swiss Franc	Buy	6/21/23	93,903	91,456	2,447
Morgan Stanley & Co. International PLC
	Australian Dollar	Buy	4/19/23	230,539	237,386	(6,847)
	British Pound	Buy	6/21/23	10,378	10,057	321
	Canadian Dollar	Buy	4/19/23	580,153	566,855	13,298
	Canadian Dollar	Sell	4/19/23	580,153	577,281	(2,872)
	Euro	Sell	6/21/23	11,864,032	11,591,867	(272,165)
	Hong Kong Dollar	Sell	5/17/23	288,348	289,156	808
	Japanese Yen	Buy	5/17/23	4,797,099	4,925,004	(127,905)
	New Zealand Dollar	Sell	4/19/23	9,799,434	9,808,421	8,987
	Swedish Krona	Buy	6/21/23	1,230,488	1,193,927	36,561
	Swiss Franc	Sell	6/21/23	204,340	200,238	(4,102)
NatWest Markets PLC
	British Pound	Sell	6/21/23	355,326	346,373	(8,953)
	Euro	Buy	6/21/23	1,492,072	1,472,655	19,417
	Japanese Yen	Buy	5/17/23	2,750,025	2,823,289	(73,264)
State Street Bank and Trust Co.
	Australian Dollar	Sell	4/19/23	7,683,147	7,833,460	150,313
	Canadian Dollar	Sell	4/19/23	18,685,174	18,662,551	(22,623)
	Euro	Sell	6/21/23	16,120,982	15,826,565	(294,417)
	New Zealand Dollar	Sell	4/19/23	163,585	160,550	(3,035)
	Norwegian Krone	Sell	6/21/23	1,974,767	1,979,474	4,707

Diversified Income Trust 39

FORWARD CURRENCY CONTRACTS at 3/31/23 (aggregate face value $138,458,388) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
State Street Bank and Trust Co. cont.
	Swedish Krona	Sell	6/21/23	$2,345,363	$2,317,964	$(27,399)
	Swiss Franc	Buy	6/21/23	182,296	157,936	24,360
Toronto-Dominion Bank
	Canadian Dollar	Sell	4/19/23	46,477	46,878	401
	Euro	Sell	6/21/23	7,505,784	7,351,385	(154,399)
	Japanese Yen	Buy	5/17/23	65,498	67,241	(1,743)
	Norwegian Krone	Sell	6/21/23	1,005,585	1,008,124	2,539
	Swedish Krona	Sell	6/21/23	3,559,531	3,517,213	(42,318)
UBS AG
	British Pound	Buy	6/21/23	2,808,755	2,722,697	86,058
	Canadian Dollar	Sell	4/19/23	104,574	105,038	464
	Euro	Buy	6/21/23	95,311	92,632	2,679
	Hong Kong Dollar	Buy	5/17/23	895,085	895,083	2
	Japanese Yen	Buy	5/17/23	9,601,712	9,858,734	(257,022)
	New Zealand Dollar	Sell	4/19/23	224,617	224,850	233
	Swedish Krona	Sell	6/21/23	52,771	52,139	(632)
WestPac Banking Corp.
	Australian Dollar	Sell	4/19/23	1,441,418	1,470,465	29,047
	Euro	Sell	6/21/23	188,660	184,794	(3,866)
	New Zealand Dollar	Sell	4/19/23	560,919	561,387	468
Unrealized appreciation						766,847
Unrealized (depreciation)						(1,442,355)
Total						$(675,508)
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note Ultra 10 yr (Short)	176	$21,320,750	$21,320,750	Jun-23	$(655,763)
Unrealized appreciation					—
Unrealized (depreciation)					(655,763)
Total					$(655,763)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/23 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(1.085)/3 month USD-LIBOR-ICE/Apr-34 (Written)	Apr-24/1.085	$373,987,700	$5,132,981	$4,446,714
2.17/3 month USD-LIBOR-ICE/Apr-34 (Purchased)	Apr-24/2.17	186,994,200	(9,031,820)	(7,199,277)
3.63/US SOFR/Mar-26 (Written)	Mar-24/3.63	185,441,200	2,308,743	988,402

40 Diversified Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A. cont.
(3.63)/US SOFR/Mar-26 (Written)	Mar-24/3.63		$185,441,200	$2,308,743	$(597,121)
(1.39)/US SOFR/Dec-26 (Purchased)	Dec-24/1.39		115,832,300	(1,332,071)	2,295,796
1.39/US SOFR/Dec-26 (Purchased)	Dec-24/1.39		115,832,300	(1,332,071)	(840,943)
(2.35)/3 month USD-LIBOR-ICE/Apr-56 (Purchased)	Apr-26/2.35		99,263,300	(12,904,229)	5,207,353
2.35/3 month USD-LIBOR-ICE/Apr-56 (Purchased)	Apr-26/2.35		99,263,300	(12,904,229)	(6,751,890)
(1.29)/3 month USD-LIBOR-ICE/Mar-34 (Written)	Mar-24/1.29		93,496,900	1,458,552	1,264,078
3.1625/US SOFR/Mar-37 (Written)	Mar-27/3.1625		89,145,700	6,151,053	739,018
(3.1625)/US SOFR/Mar-37 (Written)	Mar-27/3.1625		89,145,700	6,151,053	(42,790)
3.095/US SOFR/Mar-36 (Written)	Mar-26/3.095		74,297,500	4,918,495	779,381
(3.095)/US SOFR/Mar-36 (Written)	Mar-26/3.095		74,297,500	4,918,495	258,555
2.29/3 month USD-LIBOR-ICE/Mar-34 (Purchased)	Mar-24/2.29		65,447,700	(3,219,092)	(2,559,660)
3.03/US SOFR/Mar-36 (Purchased)	Mar-26/3.03		60,702,500	(3,881,925)	(259,807)
(3.03)/US SOFR/Mar-36 (Purchased)	Mar-26/3.03		60,702,500	(3,881,925)	(378,784)
(0.925)/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.925		54,490,500	(3,901,520)	6,600,434
0.925/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.925		54,490,500	(3,901,520)	(2,636,250)
(0.85)/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.85		27,749,600	(2,025,721)	3,456,213
0.85/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.85		27,749,600	(2,025,721)	(1,388,590)
3.343/US SOFR/Dec-35 (Purchased)	Dec-25/3.343		24,372,300	(1,580,544)	200,584
(3.343)/US SOFR/Dec-35 (Purchased)	Dec-25/3.343		24,372,300	(1,580,544)	(459,418)
(1.275)/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275		24,024,100	(3,129,139)	3,366,497
1.275/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275		24,024,100	(3,129,139)	(2,046,373)
(3.17)/US SOFR/Dec-35 (Purchased)	Dec-25/3.17		23,106,300	(1,201,528)	(53,144)
2.67/US SOFR/Dec-35 (Purchased)	Dec-25/2.67		23,106,300	(1,178,421)	(186,006)
(3.18)/US SOFR/Dec-35 (Purchased)	Dec-25/3.18		22,413,100	(1,131,862)	(28,465)
2.68/US SOFR/Dec-35 (Purchased)	Dec-25/2.68		22,413,100	(1,131,862)	(162,271)
3.03/US SOFR/Feb-33 (Written)	Feb-28/3.03		19,001,000	722,038	(24,131)
(3.03)/US SOFR/Feb-33 (Written)	Feb-28/3.03		19,001,000	722,038	(59,853)
(2.558)/US SOFR/Dec-57 (Purchased)	Dec-27/2.558		12,300,800	(1,818,058)	(52,155)
2.558/US SOFR/Dec-57 (Purchased)	Dec-27/2.558		12,300,800	(1,818,058)	(326,709)
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073		7,501,700	545,749	53,187
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073		7,501,700	545,749	43,510
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101		2,970,700	232,012	13,725
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101		2,970,700	232,012	11,853
(2.406)/6 month EUR-EURIBOR/Aug-34 (Written)	Aug-24/2.406	EUR	16,733,700	907,913	502,510

Diversified Income Trust 41

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A. cont.
2.406/6 month EUR-EURIBOR/Aug-34 (Written)	Aug-24/2.406	EUR	16,733,700	$907,913	$(194,906)
(2.396)/6 month EUR-EURIBOR/Aug-34 (Written)	Aug-24/2.396	EUR	8,295,200	447,997	249,463
2.396/6 month EUR-EURIBOR/Aug-34 (Written)	Aug-24/2.396	EUR	8,295,200	447,997	(103,636)
Citibank, N.A.
2.703/US SOFR/Jul-33 (Purchased)	Jul-23/2.703		$185,727,600	(2,070,316)	(627,759)
2.643/US SOFR/Jul-33 (Purchased)	Jul-23/2.643		185,727,600	(2,070,316)	(824,631)
2.394/US SOFR/Sep-33 (Purchased)	Sep-23/2.394		68,289,000	(826,297)	(264,278)
(1.887)/US SOFR/Jan-35 (Written)	Jan-25/1.887		65,004,700	1,117,098	220,366
(2.25)/US SOFR/Jan-34 (Written)	Jan-24/2.25		65,004,700	846,700	204,765
(1.947)/US SOFR/Jan-35 (Written)	Jan-25/1.947		65,004,700	1,117,098	153,411
(2.311)/US SOFR/Jan-34 (Written)	Jan-24/2.311		65,004,700	846,700	138,460
(1.826)/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		55,459,800	(4,095,706)	2,911,640
1.826/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		55,459,800	(4,095,706)	(1,741,438)
(3.27)/US SOFR/Apr-28 (Purchased)	Apr-23/3.27		48,953,200	(560,514)	(175,252)
3.27/US SOFR/Apr-28 (Purchased)	Apr-23/3.27		48,953,200	(560,514)	(329,455)
3.578/US SOFR/Sep-33 (Purchased)	Sep-23/3.578		37,811,000	(1,053,036)	903,683
(3.578)/US SOFR/Sep-33 (Purchased)	Sep-23/3.578		37,811,000	(1,053,036)	(633,712)
(1.625)/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625		25,233,100	(3,721,882)	977,783
1.625/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625		25,233,100	(3,721,882)	(856,159)
(2.689)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689		11,217,000	(1,444,189)	(22,995)
2.689/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689		11,217,000	(1,444,189)	(904,427)
(2.427)/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427		9,949,800	(724,843)	387,943
2.427/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427		9,949,800	(724,843)	(258,297)
(0.055)/3 month EUR-EURIBOR/Mar-25 (Written)	Mar-24/0.055	EUR	716,475,000	2,298,753	2,113,487
0.555/3 month EUR-EURIBOR/Mar-25 (Purchased)	Mar-24/0.555	EUR	358,237,500	(2,259,791)	(2,097,946)
3.18/6 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-24/3.18	EUR	78,969,100	(1,727,673)	645,741
(3.18)/6 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-24/3.18	EUR	78,969,100	(1,727,673)	(503,575)
Deutsche Bank AG
3.19/US SOFR/Mar-38 (Written)	Mar-28/3.19		$28,228,900	1,966,143	110,657
(3.19)/US SOFR/Mar-38 (Written)	Mar-28/3.19		28,228,900	1,966,143	(111,504)
(2.98)/US SOFR/Mar-35 (Written)	Mar-30/2.98		681,000	31,530	2,860
2.98/US SOFR/Mar-35 (Written)	Mar-30/2.98		681,000	31,530	(61)

42 Diversified Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Deutsche Bank AG cont.
2.818/3 month EUR-EURIBOR/Mar-29 (Written)	Mar-28/2.818	EUR	112,741,300	$1,088,608	$55,021
(2.818)/3 month EUR-EURIBOR/Mar-29 (Written)	Mar-28/2.818	EUR	112,741,300	1,088,608	(18,340)
Goldman Sachs International
3.293/US SOFR/May-33 (Purchased)	May-23/3.293		$45,952,100	(817,947)	92,364
(3.293)/US SOFR/May-33 (Purchased)	May-23/3.293		45,952,100	(817,947)	(402,081)
(2.8175)/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175		8,348,800	(1,054,036)	21,874
2.8175/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175		8,348,800	(1,054,036)	(423,201)
2.85/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	112,454,200	(1,057,790)	35,367
(2.85)/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	112,454,200	(1,057,790)	(68,296)
3.18/6 month EUR-EURIBOR/Sep-33 (Purchased)	Sep-23/3.18	EUR	4,074,800	(114,772)	47,373
(3.18)/6 month EUR-EURIBOR/Sep-33 (Purchased)	Sep-23/3.18	EUR	4,074,800	(114,772)	(45,119)
JPMorgan Chase Bank N.A.
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70		$81,387,600	1,736,608	1,382,775
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70		81,387,600	1,736,608	(3,446,765)
3.115/US SOFR/Mar-43 (Written)	Mar-33/3.115		54,340,500	4,586,338	224,970
(3.115)/US SOFR/Mar-43 (Written)	Mar-33/3.115		54,340,500	4,586,338	114,658
3.0925/US SOFR/Mar-43 (Written)	Mar-33/3.0925		26,845,700	2,255,039	86,712
(3.0925)/US SOFR/Mar-43 (Written)	Mar-33/3.0925		26,845,700	2,255,039	69,799
(3.0175)/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175		24,601,500	(2,072,676)	(32,228)
3.0175/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175		24,601,500	(2,072,676)	(148,347)
3.1525/US SOFR/Mar-40 (Written)	Mar-30/3.1525		23,338,100	1,849,544	97,320
(3.1525)/US SOFR/Mar-40 (Written)	Mar-30/3.1525		23,338,100	1,849,544	49,477
(2.317)/US SOFR/Apr-42 (Written)	Apr-32/2.317		23,236,600	1,968,140	665,031
2.317/US SOFR/Apr-42 (Written)	Apr-32/2.317		23,236,600	1,968,140	(527,006)
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81		13,645,200	806,431	449,064
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81		13,645,200	806,431	(822,123)
3.187/US SOFR/Jan-36 (Purchased)	Jan-26/3.187		10,642,300	(686,960)	11,707
(3.187)/US SOFR/Jan-36 (Purchased)	Jan-26/3.187		10,642,300	(686,960)	(145,906)
(3.315)/6 month AUD-BBR-BBSW/May-52 (Purchased)	May-32/3.315	AUD	38,598,400	(3,245,771)	150,678
3.315/6 month AUD-BBR-BBSW/May-52 (Purchased)	May-32/3.315	AUD	38,598,400	(3,245,771)	(563,496)
4.344/6 month AUD-BBR-BBSW/Mar-33 (Purchased)	Mar-28/4.344	AUD	26,824,100	(669,462)	47,875
(4.344)/6 month AUD-BBR-BBSW/Mar-33 (Purchased)	Mar-28/4.344	AUD	26,824,100	(669,462)	(48,592)

Diversified Income Trust 43

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank N.A. cont.
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	25,226,900	$(945,635)	$2,203,478
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	25,226,900	(945,635)	(710,941)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	19,590,000	(611,186)	1,819,672
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	19,590,000	(611,186)	(535,714)
4.565/6 month AUD-BBR-BBSW/Mar-38 (Purchased)	Mar-28/4.565	AUD	17,126,000	(704,633)	139,664
(4.565)/6 month AUD-BBR-BBSW/Mar-38 (Purchased)	Mar-28/4.565	AUD	17,126,000	(704,633)	(112,876)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	13,662,300	(849,629)	1,076,912
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	13,662,300	(849,629)	(521,835)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	12,083,500	(714,644)	1,917,612
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	12,083,500	(714,644)	(619,684)
Morgan Stanley & Co. International PLC
(2.509)/US SOFR/Jun-55 (Purchased)	Jun-25/2.509		$33,000,000	(3,667,125)	395,010
2.509/US SOFR/Jun-55 (Purchased)	Jun-25/2.509		33,000,000	(3,667,125)	(1,155,660)
3.27/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27		28,548,700	(3,257,407)	(1,394,319)
(3.27)/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27		28,548,700	(3,257,407)	(2,016,109)
(2.3825)/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		17,896,800	(2,268,419)	388,003
2.3825/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		17,896,800	(2,268,419)	(726,252)
(2.505)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505		11,217,000	(1,718,444)	(38,586)
2.505/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505		11,217,000	(1,206,949)	(782,498)
Toronto-Dominion Bank
3.58/US SOFR/Mar-29 (Purchased)	Mar-24/3.58		16,602,500	(381,858)	258,999
(3.58)/US SOFR/Mar-29 (Purchased)	Mar-24/3.58		16,602,500	(381,858)	(179,473)
(2.405)/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405		9,114,500	(635,736)	387,093
2.405/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405		9,114,500	(635,736)	(223,761)
UBS AG
3.22/US SOFR/Aug-33 (Purchased)	Aug-23/3.22		46,910,900	(1,170,427)	152,930
(3.22)/US SOFR/Aug-33 (Purchased)	Aug-23/3.22		46,910,900	(1,170,427)	(272,083)
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	21,121,500	(1,124,193)	740,524

44 Diversified Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
UBS AG cont.
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	21,121,500	$(1,124,193)	$(363,979)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	10,843,500	(658,399)	145,112
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	10,843,500	(658,399)	(135,834)
3.095/6 month EUR-EURIBOR/Mar-34 (Purchased)	Mar-24/3.095	EUR	52,795,200	(2,064,572)	446,027
(3.095)/6 month EUR-EURIBOR/Mar-34 (Purchased)	Mar-24/3.095	EUR	52,795,200	(2,064,572)	(522,751)
(2.60)/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.60	EUR	26,314,900	923,300	212,327
(2.65)/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.65	EUR	26,314,900	926,655	182,646
(2.675)/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.675	EUR	26,314,900	923,300	167,521
2.675/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.675	EUR	26,314,900	923,300	59,645
2.65/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.65	EUR	26,314,900	926,655	43,949
2.60/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.60	EUR	26,314,900	923,300	11,986
(0.44)/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	22,869,000	(1,794,123)	3,107,867
0.44/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	22,869,000	(1,794,123)	(971,472)
(1.325)/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	15,491,000	(2,147,726)	1,359,119
1.325/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	15,491,000	(2,147,726)	(1,074,863)
(0.296)/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	7,622,900	(1,153,465)	1,444,416
0.296/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	7,622,900	(1,153,465)	(632,017)
Unrealized appreciation					59,510,646
Unrealized (depreciation)					(55,385,875)
Total					$4,124,771

TBA SALE COMMITMENTS OUTSTANDING at 3/31/23 (proceeds receivable $1,673,007,715) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 4/1/53	$3,000,000	4/20/23	$2,812,667
Uniform Mortgage-Backed Securities, 6.00%, 4/1/53	82,000,000	4/13/23	83,681,656
Uniform Mortgage-Backed Securities, 5.50%, 4/1/53	216,000,000	4/13/23	218,193,696
Uniform Mortgage-Backed Securities, 5.00%, 5/1/53	170,000,000	5/11/23	169,501,883
Uniform Mortgage-Backed Securities, 5.00%, 4/1/53	620,000,000	4/13/23	618,231,760

Diversified Income Trust 45

TBA SALE COMMITMENTS OUTSTANDING at 3/31/23 (proceeds receivable $1,673,007,715) (Unaudited) cont.
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 4.50%, 4/1/53	$347,000,000	4/13/23	$339,897,188
Uniform Mortgage-Backed Securities, 4.00%, 5/1/53	15,000,000	5/11/23	14,350,784
Uniform Mortgage-Backed Securities, 4.00%, 4/1/53	15,000,000	4/13/23	14,344,923
Uniform Mortgage-Backed Securities, 3.50%, 4/1/53	31,000,000	4/13/23	28,791,235
Uniform Mortgage-Backed Securities, 3.00%, 5/1/53	41,000,000	5/11/23	36,795,917
Uniform Mortgage-Backed Securities, 3.00%, 4/1/53	41,000,000	4/13/23	36,765,487
Uniform Mortgage-Backed Securities, 2.50%, 5/1/53	18,000,000	5/11/23	15,529,216
Uniform Mortgage-Backed Securities, 2.50%, 4/1/53	18,000,000	4/13/23	15,514,450
Uniform Mortgage-Backed Securities, 2.00%, 5/1/53	54,000,000	5/11/23	44,669,788
Uniform Mortgage-Backed Securities, 2.00%, 4/1/53	54,000,000	4/13/23	44,619,163
Total			$1,683,699,813

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited)
			Upfront
			premium	Termina-			Unrealized
Swap counterparty/			received	tion	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
JPMorgan Chase Bank N.A.
MYR	55,670,000	$131,463 E	$—	6/21/28	Bank Negara	3.45% — Quarterly	$(131,463)
					Malaysia Kibor
					Interbank
					Offered Rate
					Fixing 3 month —
					Quarterly
Morgan Stanley & Co. International PLC
	$1,650,000,000	23,628,000	7,751,295	9/21/24	3.40% — Annually	US SOFR — Annually	36,193,977
Upfront premium received			7,751,295		Unrealized appreciation		36,193,977
Upfront premium (paid)			—		Unrealized (depreciation)		(131,463)
Total			$7,751,295		Total		$36,062,514

E Extended effective date.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited)
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$58,978,200	$9,299,683	$2,470,408	9/1/32	3 month USD-LIBOR-ICE — Quarterly	1.512% — Semiannually	$(7,006,988)
178,113,000	5,346,952	8,605	12/23/23	0.695% — Annually	US SOFR — Annually	7,203,839
86,795,000	7,350,669	7,460	12/23/26	1.085% — Annually	US SOFR — Annually	8,165,714
88,939,000	12,847,239	(23,139)	12/23/31	US SOFR — Annually	1.285% — Annually	(13,648,995)
4,249,000	1,231,913	(7,566)	12/23/51	US SOFR — Annually	1.437% — Annually	(1,274,900)
245,670,000	7,372,557	(24,998)	12/24/23	0.697% — Annually	US SOFR — Annually	9,770,877

46 Diversified Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$22,430,000	$1,891,746	$(3,002)	12/24/26	1.096% — Annually	US SOFR — Annually	$2,086,628
73,987,000	10,689,642	(33,029)	12/24/31	1.285% — Annually	US SOFR — Annually	11,272,835
97,957,000	28,437,897	(52,939)	12/24/51	1.435% — Annually	US SOFR — Annually	29,162,454
53,288,000	14,559,880	(8,686)	12/31/51	1.525% — Annually	US SOFR — Annually	14,953,264
16,267,000	1,354,390	(2,158)	12/31/26	US SOFR — Annually	1.135% — Annually	(1,495,499)
4,269,000	595,227	76,873	12/31/31	US SOFR — Annually	1.355% — Annually	(552,419)
1,640,000	278,242	(31)	12/31/34	1.4425% — Annually	US SOFR — Annually	290,931
8,319,000	507,126 E	(185)	1/15/47	1.724% — Annually	US SOFR — Annually	506,941
30,239,000	7,382,852	(1,031)	1/21/52	1.679% — Annually	US SOFR — Annually	7,544,270
17,690,000	4,496,975	(603)	1/19/52	US SOFR — Annually	1.626% — Annually	(4,599,756)
18,631,000	4,636,324	(635)	2/1/52	1.6545% — Annually	US SOFR — Annually	4,724,144
45,432,900	9,532,731	(1,549)	2/24/52	US SOFR — Annually	1.86% — Annually	(9,657,969)
5,610,000	1,281,773	(192)	2/29/52	US SOFR — Annually	1.762% — Annually	(1,296,037)
17,713,000	1,966,674	(236)	2/29/32	1.7515% — Annually	US SOFR — Annually	2,011,038
203,565,000	13,437,326	(1,647)	2/28/27	1.675% — Annually	US SOFR — Annually	13,962,074
253,153,000	7,409,788	(959)	2/29/24	US SOFR — Annually	1.47709% — Annually	(8,109,907)
23,697,700	2,767,891	(314)	3/7/32	3 month USD-LIBOR-ICE — Quarterly	1.9575% — Semiannually	(2,819,300)
19,536,000	436,825	(74)	4/7/24	US SOFR — Annually	2.4485% — Annually	(462,050)
14,892,000	562,024	(120)	4/7/27	US SOFR — Annually	2.465% — Annually	(607,821)
24,251,000	1,628,697	(322)	4/7/23	2.3305% — Annually	US SOFR — Annually	1,697,311
9,672,000	1,585,724	(330)	4/7/52	US SOFR — Annually	2.1005% — Annually	(1,634,293)
39,895,000	2,165,900	(529)	4/14/32	2.4975% — Annually	US SOFR — Annually	2,156,475
42,487,000	5,025,787	(1,449)	4/14/52	US SOFR — Annually	2.3395% — Annually	(5,091,087)
17,316,000	643,116	(140)	4/14/27	2.483% — Annually	US SOFR — Annually	664,032

Diversified Income Trust 47

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$13,199,000	$304,897	$(50)	4/14/24	2.405% — Annually	US SOFR — Annually	$358,613
164,401,700	4,881,086	(1,552)	5/2/27	US SOFR — Annually	2.685% — Annually	(5,299,482)
354,122,500	8,035,040	(1,335)	5/25/24	2.5945% — Annually	US SOFR — Annually	9,652,732
10,251,000	894,502	(350)	5/25/52	US SOFR — Annually	2.501% — Annually	(932,527)
10,000,000	696,100	(341)	6/3/52	US SOFR — Annually	2.593% — Annually	(735,095)
24,055,000	832,303	(319)	6/7/32	US SOFR — Annually	2.7565% — Annually	(872,775)
14,864,000	951,593	(507)	6/7/52	US SOFR — Annually	2.622% — Annually	(1,005,655)
18,018,000	3,202,339	(2,261,505)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	851,924
100,868,000	2,056,699	(380)	6/10/24	US SOFR — Annually	2.833% — Annually	(2,254,296)
84,136,000	2,131,165	(681)	6/10/27	2.8025% — Annually	US SOFR — Annually	2,317,860
314,342,500	4,605,118	(1,185)	6/15/24	US SOFR — Annually	3.3385% — Annually	(4,489,650)
172,541,000	1,815,131	(1,396)	6/15/27	3.185% — Annually	US SOFR — Annually	1,963,057
17,035,800	171,039	(241)	9/8/32	US SOFR — Annually	3.07% — Annually	(245,860)
40,472,100	1,172,477	(573)	2/3/33	3.13% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	1,277,588
30,686,000	1,153,487	(407)	7/15/32	US SOFR — Annually	2.723% — Annually	(1,289,794)
59,328,000	3,641,553	(787)	8/2/32	US SOFR — Annually	2.4275% — Annually	(4,093,873)
5,701,900	178,127 E	(112)	4/1/42	US SOFR — Annually	2.63% — Annually	(178,239)
10,773,800	504,106 E	(162)	3/24/35	US SOFR — Annually	2.39% — Annually	(504,268)
15,903,800	1,167,339	(469)	8/10/42	2.645% — Annually	US SOFR — Annually	1,273,689
26,955,800	2,133,821	(60,098)	8/10/42	US SOFR — Annually	2.605% — Annually	(2,371,311)
11,050,200	896,171	(326)	8/10/42	2.5915% — Annually	US SOFR — Annually	971,670
69,370,000	1,897,963 E	(652)	2/6/29	2.40% — Annually	US SOFR — Annually	1,897,311
90,803,000	4,239,592	(1,199)	8/16/32	US SOFR — Annually	2.613% — Annually	(4,855,923)

48 Diversified Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$40,200,000	$1,960,956	$(567)	9/7/32	US SOFR — Annually	2.59% — Annually	$(2,243,460)
12,332,600	223,590 E	(274)	1/15/47	2.49% — Annually	US SOFR — Annually	223,316
3,107,000	88,239	(41)	8/25/32	US SOFR — Annually	2.8415% — Annually	(105,228)
10,180,000	153,820 E	(153)	2/21/35	2.785% — Annually	US SOFR — Annually	153,667
210,732,400	2,979,756	(790)	9/6/24	US SOFR — Annually	3.413% — Annually	(3,485,205)
61,381,700	166,958 E	(341)	1/15/27	US SOFR — Annually	2.73% — Annually	(167,299)
81,485,200	996,564	(1,076)	9/13/32	3.043% — Annually	US SOFR — Annually	1,365,767
17,314,400	91,593 E	(338)	1/15/41	3.0500% — Annually	US SOFR — Annually	91,256
6,278,200	55,750 E	(122)	1/15/42	2.9825% — Annually	US SOFR — Annually	55,628
25,832,000	224,997	(878)	9/26/52	2.905% — Annually	US SOFR — Annually	364,919
134,325,000	243,128	(1,263)	9/26/27	US SOFR — Annually	3.465% — Annually	(99,552)
12,091,000	44,858	(160)	9/19/32	3.24% — Annually	US SOFR — Annually	(767)
47,128,000	509,454	(622)	9/23/32	3.3275% — Annually	US SOFR — Annually	(351,578)
11,571,784	58,322	(393)	9/28/52	2.976% — Annually	US SOFR — Annually	1,023
24,332,000	590,781	(321)	9/30/32	3.493% — Annually	US SOFR — Annually	(525,414)
76,340,000	1,045,858	(615)	10/4/27	3.75% — Annually	US SOFR — Annually	(953,385)
62,269,000	1,377,390	(822)	10/5/32	US SOFR — Annually	3.466% — Annually	1,206,713
22,960,000	155,210 E	(344)	10/21/36	US SOFR — Annually	3.116% — Annually	154,865
67,654,000	755,695 E	(954)	8/23/33	US SOFR — Annually	3.237% — Annually	754,741
65,056,000	687,642 E	(917)	9/1/33	US SOFR — Annually	3.225% — Annually	686,725
16,078,000	203,226	(227)	11/14/32	3.347% — Annually	US SOFR — Annually	(149,702)
7,404,000	21,324	(252)	2/3/53	2.9275% — Annually	US SOFR — Annually	35,737
115,000,000	2,720,900 E	(1,622)	6/6/33	US SOFR — Annually	3.43% — Annually	2,719,279
235,274,000	677,589	(882)	10/7/24	US SOFR — Annually	4.1845% — Annually	(539,175)

Diversified Income Trust 49

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$75,362,000	$1,879,528	$(995)	10/7/32	3.5005% — Annually	US SOFR — Annually	$(1,712,080)
470,548,000	1,317,534	107,740	10/7/24	4.19% — Annually	US SOFR — Annually	1,133,896
414,948,000	5,365,278	(98,102)	10/7/27	US SOFR — Annually	3.73% — Annually	4,590,954
669,344,000	16,666,666	(263,146)	10/7/32	3.50% — Annually	US SOFR — Annually	(15,086,370)
150,724,000	3,875,114	(144,332)	10/7/32	US SOFR — Annually	3.51% — Annually	3,323,041
185,517,000	3,599,030	124,243	10/7/52	US SOFR — Annually	3.05% — Annually	2,804,203
148,224,000	415,027	(510)	10/11/24	US SOFR — Annually	4.184% — Annually	(307,644)
135,877,000	1,890,049	(1,193)	10/11/27	3.751% — Annually	US SOFR — Annually	(1,709,048)
105,390,000	549,082 E	(727)	4/8/28	3.44% — Annually	US SOFR — Annually	(549,809)
286,876,000	1,173,323 E	(1,076)	1/31/25	US SOFR — Annually	4.035% — Annually	1,172,247
9,668,000	338,380 E	(329)	1/16/55	2.97% — Annually	US SOFR — Annually	(338,709)
216,412,000	1,317,949 E	(1,201)	1/16/26	US SOFR — Annually	3.605% — Annually	1,316,748
39,804,000	2,372,716	(1,353)	10/20/52	US SOFR — Annually	3.2571% — Annually	2,229,362
90,764,600	5,474,013 E	(3,086)	10/9/54	3.115% — Annually	US SOFR — Annually	(5,477,099)
369,109,500	15,927,075 E	(5,204)	10/10/33	US SOFR — Annually	3.594% — Annually	15,921,870
2,168,000	162,925	(74)	10/20/52	US SOFR — Annually	3.3375% — Annually	155,906
60,000,000	3,025,800	(792)	10/21/32	US SOFR — Annually	3.8115% — Annually	2,960,376
200,000,000	5,436,000	(1,610)	10/21/27	4.0645% — Annually	US SOFR — Annually	(5,449,870)
9,020,700	592,750 E	(307)	1/24/55	3.135% — Annually	US SOFR — Annually	(593,057)
41,183,900	1,159,327 E	(387)	4/13/28	3.965% — Annually	US SOFR — Annually	(1,159,714)
13,619,600	634,265 E	(204)	4/4/35	3.5575% — Annually	US SOFR — Annually	(634,469)
27,239,600	758,623 E	(305)	5/8/30	US SOFR — Annually	3.52% — Annually	758,318
37,292,400	288,270 E	(324)	4/4/32	3.515% — Annually	US SOFR — Annually	(288,595)
13,332,400	724,216 E	(188)	11/24/33	US SOFR — Annually	3.708% — Annually	724,028

50 Diversified Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$69,586,200	$3,736,779 E	$(981)	6/6/34	US SOFR — Annually	3.645% — Annually	$3,735,798
5,310,500	254,001 E	(80)	2/19/36	US SOFR — Annually	3.6145% — Annually	253,922
3,935,800	187,541 E	(59)	3/3/36	US SOFR — Annually	3.614% — Annually	187,482
21,479,000	2,125,991	(730)	10/24/52	US SOFR — Annually	3.4605% — Annually	2,063,845
151,493,500	1,375,561 E	(568)	6/26/25	US SOFR — Annually	4.31% — Annually	1,374,993
29,143,000	3,208,353	(991)	10/27/32	3.5176% — Annually	US SOFR — Annually	(3,137,263)
73,531,000	4,398,624 E	(1,037)	12/4/33	US SOFR — Annually	3.77% — Annually	4,397,588
15,153,700	435,972 E	(170)	3/24/32	US SOFR — Annually	3.64% — Annually	435,802
50,564,600	2,434,180 E	(758)	6/28/37	US SOFR — Annually	3.70% — Annually	2,433,421
11,491,800	489,206 E	(224)	6/20/40	US SOFR — Annually	3.75% — Annually	488,982
74,332,000	1,592,191	(598)	11/1/27	3.9195% — Annually	US SOFR — Annually	(1,517,088)
169,154,000	1,177,312	(634)	11/9/24	US SOFR — Annually	4.7655% — Annually	1,606,826
87,396,200	4,930,020	(1,154)	11/14/32	3.88% — Annually	US SOFR — Annually	(4,817,563)
64,400,000	1,369,788	(850)	11/21/32	3.4515% — Annually	US SOFR — Annually	(1,165,486)
12,736,800	298,041	(168)	11/25/32	3.477% — Annually	US SOFR — Annually	(266,187)
121,065,000	530,265	(975)	12/5/27	3.5055% — Annually	US SOFR — Annually	(223,108)
8,000,000	34,720	(106)	12/9/32	3.14% — Annually	US SOFR — Annually	62,003
3,075,200	73,497 E	(105)	12/13/57	2.558% — Annually	US SOFR — Annually	73,393
330,000	8,689	(11)	12/19/52	2.8095% — Annually	US SOFR — Annually	10,179
18,151,000	873,971	(617)	12/29/52	US SOFR — Annually	3.1925% — Annually	813,186
8,150,000	61,533	(66)	1/6/28	3.5615% — Annually	US SOFR — Annually	(43,774)
42,813,000	16,269	(1,456)	1/18/53	US SOFR — Annually	2.9451% — Annually	(121,125)
40,410,000	44,855	(533)	1/19/33	3.178% — Annually	US SOFR — Annually	152,186
24,837,000	45,948	(328)	1/24/33	US SOFR — Annually	3.169% — Annually	(109,004)

Diversified Income Trust 51

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$51,452,000	$18,523	$(679)	1/30/33	3.19529% — Annually	US SOFR — Annually	$98,404
3,300,000	45,639	(44)	2/10/33	US SOFR — Annually	3.3555% — Annually	39,983
1,523,000	29,820	(20)	2/15/33	US SOFR — Annually	3.4235% — Annually	27,598
56,000,000	1,204,560	(451)	2/21/28	3.855% — Annually	US SOFR — Annually	(1,160,931)
27,400,000	825,836	(362)	2/21/33	US SOFR — Annually	3.5485% — Annually	794,809
12,827,000	313,492	(103)	2/24/28	3.9195% — Annually	US SOFR — Annually	(305,092)
8,507,000	314,249	(112)	2/24/33	US SOFR — Annually	3.629% — Annually	306,025
16,585,000	615,469	(219)	2/24/33	US SOFR — Annually	3.631% — Annually	599,471
22,377,000	677,799	(180)	2/28/28	4.0475% — Annually	US SOFR — Annually	(667,306)
8,174,000	350,174	(108)	2/28/33	US SOFR — Annually	3.6985% — Annually	343,632
61,367,000	3,527,375	(2,086)	3/7/53	3.235% — Annually	US SOFR — Annually	(3,495,088)
85,856,000	631,900 E	(592)	6/24/28	3.254% — Annually	US SOFR — Annually	(632,493)
6,253,000	256,185	(83)	3/2/33	3.676% — Annually	US SOFR — Annually	(251,530)
17,203,000	484,264	(138)	3/2/28	US SOFR — Annually	3.998% — Annually	475,708
10,724,000	260,700 E	(161)	2/4/36	3.3105% — Annually	US SOFR — Annually	(260,861)
1,187,000	95,743	(40)	3/6/53	3.354% — Annually	US SOFR — Annually	(94,726)
11,229,000	585,929	(148)	3/6/33	US SOFR — Annually	3.808% — Annually	579,453
12,820,000	441,649	(103)	3/6/28	4.1355% — Annually	US SOFR — Annually	(437,560)
6,165,000	204,986	(50)	3/7/28	US SOFR — Annually	4.108% — Annually	202,876
8,890,000	410,985	(117)	3/7/33	3.7375% — Annually	US SOFR — Annually	(405,844)
1,499,000	89,520	(51)	3/7/53	US SOFR — Annually	3.2465% — Annually	88,072
4,450,000	173,595	(59)	3/10/33	3.6515% — Annually	US SOFR — Annually	(171,094)
18,520,000	635,977 E	135,456	6/21/28	4.02% — Annually	US SOFR — Annually	(500,520)
17,917,000	746,960 E	(60,757)	6/21/33	US SOFR — Annually	3.635% — Annually	686,202

52 Diversified Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$6,147,000	$239,118 E	$(87)	8/9/33	3.575% — Annually	US SOFR — Annually	$(239,205)
4,741,700	19,346 E	(62)	2/9/38	3.31% — Annually	US SOFR — Annually	(19,408)
2,263,100	32,838 E	(34)	2/9/38	3.275% — Annually	US SOFR — Annually	(32,872)
31,327,800	1,257,811 E	(442)	5/11/33	3.64% — Annually	US SOFR — Annually	(1,258,253)
79,291,100	2,463,574 E	(745)	5/11/28	US SOFR — Annually	3.997% — Annually	2,462,829
39,457,000	626,577	(318)	3/14/28	US SOFR — Annually	3.7185% — Annually	608,873
2,142,000	43,633	(28)	3/14/33	3.4305% — Annually	US SOFR — Annually	(42,409)
1,046,000	13,221	(36)	3/14/53	3.0045% — Annually	US SOFR — Annually	(12,423)
5,018,000	18,868	(66)	3/15/33	3.234% — Annually	US SOFR — Annually	(15,692)
86,117,000	665,684	(1,137)	3/15/33	3.28091% — Annually	US SOFR — Annually	(613,091)
28,589,000	48,887	(230)	3/17/28	US SOFR — Annually	3.404% — Annually	34,340
2,823,000	16,486	(96)	3/17/53	2.9695% — Annually	US SOFR — Annually	(14,657)
858,440,000	22,808,751 E	(21,108,399)	6/21/30	US SOFR — Annually	3.60% — Annually	1,700,352
4,810,000	5,099	(63)	3/20/33	3.2019% — Annually	US SOFR — Annually	(2,882)
21,811,000	39,042	(288)	3/20/33	US SOFR — Annually	3.2105% — Annually	28,478
599,378,000	4,069,777 E	(3,434,475)	6/21/25	US SOFR — Annually	4.20% — Annually	635,302
177,674,000	1,206,407 E	1,019,872	6/21/25	4.20% — Annually	US SOFR — Annually	(186,535)
9,183,000	223,882 E	(195,470)	6/21/28	US SOFR — Annually	3.80% — Annually	28,411
840,270,000	20,485,783 E	17,861,140	6/21/28	3.80% — Annually	US SOFR — Annually	(2,624,642)
101,003,000	2,208,936 E	1,506,152	6/21/33	3.40% — Annually	US SOFR — Annually	(702,784)
12,587,000	269,236 E	502,806	6/21/53	US SOFR — Annually	2.80% — Annually	233,570
6,683,000	22,188	(54)	3/21/28	US SOFR — Annually	3.2915% — Annually	(24,975)
4,082,000	13,226	(139)	3/22/53	US SOFR — Annually	2.9225% — Annually	(15,303)
7,418,500	1,113	(98)	3/22/33	3.1875% — Annually	US SOFR — Annually	3,993

Diversified Income Trust 53

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$13,003,000	$24,446	$(105)	3/22/28	US SOFR — Annually	3.323% — Annually	$(29,280)
18,982,000	148,249	(153)	3/23/28	3.5365% — Annually	US SOFR — Annually	(143,182)
10,695,000	83,849	(86)	3/23/28	3.537% — Annually	US SOFR — Annually	(80,995)
2,781,000	23,305	(95)	3/24/53	US SOFR — Annually	2.982% — Annually	22,181
1,255,000	8,923	(43)	3/24/53	2.9755% — Annually	US SOFR — Annually	(8,500)
3,213,000	29,495	(42)	3/24/33	US SOFR — Annually	3.2975% — Annually	28,489
1,432,000	1,561	(49)	3/24/53	2.9335% — Annually	US SOFR — Annually	2,057
15,493,500	33,001	(125)	3/24/28	US SOFR — Annually	3.317% — Annually	(37,705)
4,284,000	5,741	(57)	3/24/33	3.17535% — Annually	US SOFR — Annually	7,087
18,086,000	48,109	(146)	3/27/28	US SOFR — Annually	3.3045% — Annually	(51,642)
18,086,000	86,813	(146)	3/27/28	US SOFR — Annually	3.2575% — Annually	(90,464)
6,228,000	38,800	(50)	3/27/28	US SOFR — Annually	3.226% — Annually	(40,085)
18,086,000	51,364	(146)	3/27/28	3.3005% — Annually	US SOFR — Annually	54,617
42,500,000	334,475	5,747	3/27/33	3.19% — Annually	US SOFR — Annually	348,859
18,100,000	136,836	2,276	3/27/33	3.10% — Annually	US SOFR — Annually	143,017
10,900,000	38,041	(7,590)	3/27/53	2.921% — Annually	US SOFR — Annually	33,074
6,665,000	94,043	(54)	3/28/28	US SOFR — Annually	3.0525% — Annually	(95,393)
4,383,000	69,953	(58)	3/28/33	3.001% — Annually	US SOFR — Annually	70,773
37,261,500	328,646 E	(525)	6/13/33	3.041% — Annually	US SOFR — Annually	328,121
97,719,000	819,862 E	(919)	6/13/28	3.086% — Annually	US SOFR — Annually	818,944
12,745,000	132,675	(168)	4/4/33	US SOFR — Annually	3.064% — Annually	(132,844)
3,384,000	7,005 E	(66)	3/27/40	US SOFR — Annually	3.1525% — Annually	6,939
9,754,000	293	(79)	3/29/28	3.363% — Annually	US SOFR — Annually	797
9,670,000	8,993	(128)	3/29/33	US SOFR — Annually	3.20% — Annually	7,576

54 Diversified Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$9,283,000	$125,785	$(316)	3/30/53	3.008% — Annually	US SOFR — Annually	$(125,176)
	4,855,000	19,371	(64)	3/30/33	US SOFR — Annually	3.236% — Annually	18,885
	41,485,000	233,975	(334)	3/31/28	3.4855% — Annually	US SOFR — Annually	(232,784)
	70,654,000	10,598	(265)	3/31/25	4.081% — Annually	US SOFR — Annually	(9,374)
	8,629,000	136,338	(294)	3/31/53	US SOFR — Annually	3.0195% — Annually	135,609
	9,653,200	84,562 E	(136)	3/13/34	US SOFR — Annually	3.118% — Annually	84,426
	49,037,000	16,182	(184)	3/31/25	US SOFR — Annually	4.0905% — Annually	14,977
	19,157,000	130,268	(253)	3/31/33	US SOFR — Annually	3.269% — Annually	129,179
	3,336,000	12,977	(44)	4/4/33	US SOFR — Annually	3.2325% — Annually	12,933
	1,731,000	8,499	(23)	4/4/33	3.2445% — Annually	US SOFR — Annually	(8,522)
	49,724,000	47,735	(186)	4/4/25	US SOFR — Annually	4.113% — Annually	47,549
	19,171,000	35,466	(253)	4/4/33	US SOFR — Annually	3.2085% — Annually	35,213
	6,865,000	2,128	(91)	4/4/33	3.1830% — Annually	US SOFR — Annually	2,038
AUD	1,119,500	134,804 E	(11)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	134,793
AUD	3,719,600	491,729 E	(37)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	491,692
AUD	1,399,700	190,139 E	(12)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	190,127
AUD	2,018,200	244,235 E	(24)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	244,211
AUD	7,680,600	1,021,377 E	(92)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	1,021,285
AUD	483,400	104,406 E	(11)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	104,395
AUD	24,600,000	2,152,503	(271)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	(2,274,565)
AUD	20,000,000	545,188	(170)	10/7/32	6 month AUD-BBR-BBSW — Semiannually	4.319% — Semiannually	602,608

Diversified Income Trust 55

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
AUD	8,470,500	$1,127,948	$1,473,828	11/24/42	6 month AUD-BBR-BBSW — Semiannually	2.50% — Semiannually	$323,002
AUD	14,659,000	102,104 E	(7,865)	6/21/25	3.94% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	(109,970)
AUD	22,154,000	464,850 E	75,318	6/21/33	6 month AUD-BBR-BBSW — Semiannually	4.22% — Semiannually	540,168
BRL	10,770,000	13,812	2,001	1/4/27	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	(96,031)
CAD	18,779,000	409,345 E	115,791	6/21/33	3.62% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(293,554)
CAD	14,035,000	31,258 E	(51,278)	6/21/25	3 month CAD-BA-CDOR — Semiannually	4.14% — Semiannually	(20,020)
CHF	1,776,000	7,978 E	(22,230)	6/21/33	Swiss Average Rate Overnight — Annually	1.975% — Annually	(14,252)
CLP	1,594,300,000	56,881 E	51,811	6/21/28	5.90% — Semiannually	CLICP (Chilean Pesos Indice Camara Promedio) — Semiannually	(5,070)
CNY	33,850,000	1,527 E	(5,048)	6/21/28	China Fixing Repo Rates 7 day — Quarterly	2.85% — Quarterly	(3,521)
COP	3,948,340,000	45,011 E	39,878	6/21/28	9.95% — Quarterly	Colombia IBR Overnight Rate — Quarterly	(5,133)
CZK	28,430,000	29,862 E	14,923	6/21/28	5.25% — Annually	6 month CZK-PRIBOR — Semiannually	(14,940)
EUR	7,235,600	967,379 E	(277)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR — Semiannually	967,102
EUR	9,840,300	2,472,871	(381)	2/19/50	6 month EUR-EURIBOR — Semiannually	1.354% — Annually	(2,494,021)
EUR	10,864,000	2,935,369	(415)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR — Semiannually	2,948,828
EUR	11,002,000	3,097,939	(420)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR — Semiannually	3,111,895

56 Diversified Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
EUR	13,678,600	$4,115,816	$(528)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR — Semiannually	$4,120,071
EUR	13,443,000	2,166,138 E	(509)	11/29/58	6 month EUR-EURIBOR — Semiannually	1.343% — Annually	(2,166,647)
EUR	14,233,000	4,459,833	(541)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR — Semiannually	4,494,573
EUR	10,466,600	3,031,405 E	(401)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR — Semiannually	3,031,005
EUR	9,550,400	3,281,020	(367)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR — Semiannually	3,306,037
EUR	8,829,000	3,221,047	(337)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR — Semiannually	3,244,932
EUR	22,091,800	8,989,730 E	(840)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR — Semiannually	8,988,890
EUR	12,792,500	6,041,617 E	(483)	6/6/54	6 month EUR-EURIBOR — Semiannually	0.207% — Annually	(6,042,100)
EUR	20,383,200	9,800,951	(766)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR — Semiannually	9,870,966
EUR	70,039,500	28,485,708	(2,643)	2/19/50	6 month EUR-EURIBOR — Semiannually	0.595% — Annually	(28,700,761)
EUR	8,796,100	4,357,394 E	(329)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR — Semiannually	4,357,065
EUR	4,363,500	2,500,172 E	(168)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR — Semiannually	2,500,003
EUR	23,312,400	4,637,785 E	(494)	5/13/40	6 month EUR-EURIBOR — Semiannually	0.276% — Annually	(4,638,279)
EUR	10,527,400	2,052,085 E	(230)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	2,051,856
EUR	15,952,000	3,168,485 E	(369)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	3,168,115
EUR	5,045,400	993,120 E	(117)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR — Semiannually	993,003

Diversified Income Trust 57

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
EUR	17,295,900	$7,405,986	$(705)	5/21/51	6 month EUR-EURIBOR — Semiannually	0.516% — Annually	$(7,481,951)
EUR	16,158,000	3,501,516	(277)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR — Semiannually	3,609,702
EUR	15,809,000	3,585,333	(271)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR — Semiannually	3,678,251
EUR	3,168,200	1,480,982	(127)	9/14/52	6 month EUR-EURIBOR — Semiannually	0.374% — Annually	(1,480,254)
EUR	43,853,000	8,722,719	(706)	3/7/32	6 month EUR-EURIBOR — Semiannually	0.60% — Annually	(8,814,452)
EUR	83,000,000	4,778,817	(836)	7/7/27	6 month EUR-EURIBOR — Semiannually	1.725% — Annually	(4,257,577)
EUR	21,514,400	10,733 E	(341)	2/2/36	2.875% — Annually	6 month EUR-EURIBOR — Semiannually	(11,074)
EUR	23,850,000	721,901	(355)	9/8/32	2.615% — Annually	6 month EUR-EURIBOR — Semiannually	412,938
EUR	189,696,100	6,533,839 E	(717)	6/28/25	1.718% — Annually	6 month EUR-EURIBOR — Semiannually	6,533,122
EUR	18,770,000	3,573,304	(647)	8/29/52	6 month EUR-EURIBOR — Semiannually	1.636% — Annually	(3,443,282)
EUR	56,885,000	2,996,370 E	(647)	9/12/29	1.71% — Annually	6 month EUR-EURIBOR — Semiannually	2,995,723
EUR	99,896,000	7,569,521	(958)	9/2/27	6 month EUR-EURIBOR — Semiannually	1.372% — Annually	(7,032,808)
EUR	6,656,000	563,760 E	(228)	6/6/54	2.005% — Annually	6 month EUR-EURIBOR — Semiannually	563,532
EUR	9,833,000	705,203 E	(333)	6/7/54	2.065% — Annually	6 month EUR-EURIBOR — Semiannually	704,870
EUR	93,894,000	1,040,683	(347)	10/10/24	2.7975% — Annually	6 month EUR-EURIBOR — Semiannually	601,308
EUR	26,019,200	932,035 E	(384)	2/18/36	6 month EUR-EURIBOR — Semiannually	3.285% — Annually	931,650
EUR	6,656,100	127,840 E	(128)	8/22/39	6 month EUR-EURIBOR — Semiannually	3.14% — Annually	127,712

58 Diversified Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
EUR	168,519,400	$1,770,938 E	$(1,145)	6/26/28	6 month EUR-EURIBOR — Semiannually	3.26% — Annually	$1,769,792
EUR	11,248,400	185,545 E	(216)	3/28/40	6 month EUR-EURIBOR — Semiannually	3.09% — Annually	185,329
EUR	92,840,000	983,692	(348)	11/1/24	2.8085% — Annually	6 month EUR-EURIBOR — Semiannually	671,961
EUR	20,639,000	164,739	(177)	2/24/28	3.206% — Annually	6 month EUR-EURIBOR — Semiannually	(166,392)
EUR	14,063,000	187,286	(197)	2/24/33	6 month EUR-EURIBOR — Semiannually	3.095% — Annually	186,383
EUR	9,551,000	128,129	(134)	2/24/33	3.096% — Annually	6 month EUR-EURIBOR — Semiannually	(127,794)
EUR	27,055,000	498,213	(231)	3/2/28	3.4215% — Annually	6 month EUR-EURIBOR — Semiannually	(499,969)
EUR	16,483,000	493,194	(231)	3/2/33	6 month EUR-EURIBOR — Semiannually	3.2755% — Annually	491,820
EUR	1,732,000	96,641	(62)	3/2/53	2.7465% — Annually	6 month EUR-EURIBOR — Semiannually	(95,794)
EUR	16,601,000	286,620	(142)	3/2/28	3.398% — Annually	6 month EUR-EURIBOR — Semiannually	(287,362)
EUR	2,945,000	58,927	(41)	3/10/33	3.176% — Annually	6 month EUR-EURIBOR — Semiannually	(58,217)
EUR	14,871,000	373,838 E	117,676	6/21/33	3.22% — Annually	6 month EUR-EURIBOR — Semiannually	(256,161)
EUR	18,487,000	181,244 E	(18,063)	6/21/25	3.875% — Annually	6 month EUR-EURIBOR — Semiannually	(199,307)
EUR	7,930,000	136,999 E	(9,567)	6/21/28	6 month EUR-EURIBOR — Semiannually	3.37% — Annually	127,433
EUR	63,181,100	1,127,838 E	(628)	4/13/28	6 month EUR-EURIBOR — Semiannually	3.395% — Annually	1,127,210
EUR	10,391,600	243,538 E	(155)	4/13/33	3.203% — Annually	6 month EUR-EURIBOR — Semiannually	(243,693)
EUR	26,811,000	207,606	(228)	3/14/28	6 month EUR-EURIBOR — Semiannually	3.214% — Annually	201,208

Diversified Income Trust 59

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
EUR	10,300,000	$88,469	$(144)	3/14/33	3.0525% — Annually	6 month EUR-EURIBOR — Semiannually	$(85,398)
EUR	823,000	11,460	(30)	3/14/53	2.5595% — Annually	6 month EUR-EURIBOR — Semiannually	(11,027)
EUR	18,044,000	12,328	(156)	3/17/28	6 month EUR-EURIBOR — Semiannually	3.075% — Annually	10,532
EUR	14,772,000	79,460	(127)	3/22/28	6 month EUR-EURIBOR — Semiannually	2.909% — Annually	(81,537)
EUR	12,863,000	4,603	(111)	3/23/28	3.021% — Annually	6 month EUR-EURIBOR — Semiannually	(3,280)
EUR	1,620,000	11,736 E	15,364	6/21/25	3.751% — Annually	6 month EUR-EURIBOR — Semiannually	3,628
EUR	780,000	8,891 E	8,713	6/21/28	3.251% — Annually	6 month EUR-EURIBOR — Semiannually	(177)
EUR	640,000	6,059 E	5,799	6/21/33	3.051% — Annually	6 month EUR-EURIBOR — Semiannually	(260)
EUR	240,000	6,473 E	12,180	6/21/53	2.601% — Annually	6 month EUR-EURIBOR — Semiannually	5,707
EUR	10,958,000	60,252	(95)	3/24/28	3.14% — Annually	6 month EUR-EURIBOR — Semiannually	(59,486)
EUR	3,103,000	21,739	(44)	3/24/33	6 month EUR-EURIBOR — Semiannually	3.0215% — Annually	21,374
EUR	5,162,500	2,351	(45)	3/27/28	6 month EUR-EURIBOR — Semiannually	3.045% — Annually	1,699
EUR	33,807,000	353,805	(296)	3/28/28	6 month EUR-EURIBOR — Semiannually	2.8235% — Annually	(358,894)
EUR	3,668,000	141,854	(136)	3/28/53	2.3165% — Annually	6 month EUR-EURIBOR — Semiannually	142,406
EUR	18,988,100	175,037 E	(292)	6/13/33	2.85% — Annually	6 month EUR-EURIBOR — Semiannually	174,745
EUR	69,622,700	523,255 E	(704)	6/13/28	2.87% — Annually	6 month EUR-EURIBOR — Semiannually	522,551
EUR	8,758,000	16,907	(76)	3/29/28	2.989% — Annually	6 month EUR-EURIBOR — Semiannually	17,855

60 Diversified Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
EUR	5,149,000	$7,706	$(73)	3/29/33	6 month EUR-EURIBOR — Semiannually	2.9295% — Annually	$(8,400)
EUR	1,747,000	11,595	(64)	3/29/53	6 month EUR-EURIBOR — Semiannually	2.459% — Annually	(11,919)
EUR	25,597,000	81,337	(366)	3/31/33	6 month EUR-EURIBOR — Semiannually	2.9825% — Annually	80,748
EUR	4,781,000	34,739	(68)	4/3/33	6 month EUR-EURIBOR — Semiannually	3.0285% — Annually	34,671
EUR	1,528,000	17,300	(56)	4/3/53	6 month EUR-EURIBOR — Semiannually	2.542% — Annually	17,244
GBP	9,933,800	2,313,006	(197)	5/19/31	Sterling Overnight Index Average — Annually	0.754% — Annually	(2,485,132)
GBP	420,542,200	8,445,752	348,352	9/15/23	Sterling Overnight Index Average — Annually	0.84% — Annually	(14,442,422)
GBP	420,542,200	8,814,087	523,113	9/15/23	Sterling Overnight Index Average — Annually	0.68% — Annually	(14,614,928)
GBP	420,542,200	9,177,233	(816,703)	9/15/23	0.52% — Annually	Sterling Overnight Index Average — Annually	15,572,212
GBP	168,216,700	3,172,860	(866)	9/15/23	1.065% — Annually	Sterling Overnight Index Average — Annually	5,281,868
GBP	57,666,000	502,937	(869)	9/21/32	3.522% — Annually	Sterling Overnight Index Average — Annually	(633,111)
GBP	10,599,000	146,308 E	(225)	1/14/40	3.306% — Annually	Sterling Overnight Index Average — Annually	(146,534)
GBP	5,459,000	77,242 E	(116)	8/20/39	3.299% — Annually	Sterling Overnight Index Average — Annually	(77,358)
GBP	188,764,000	3,914,364	(792)	11/7/24	5.495% — Annually	Sterling Overnight Index Average — Annually	(5,801,476)

Diversified Income Trust 61

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
GBP	68,968,000	$6,264,361	$(1,093)	11/9/32	Sterling Overnight Index Average — Annually	4.35% — Annually	$6,556,981
GBP	7,805,700	436,777 E	(174)	2/26/39	Sterling Overnight Index Average — Annually	3.778% — Annually	436,603
GBP	2,062,000	59,904 E	75,833	6/21/33	3.675% — Annually	Sterling Overnight Index Average — Annually	15,930
HUF	524,150,000	10,413 E	17,699	6/21/28	9.25% — Annually	6 month HUF-BUBOR-National Bank of Hungary — Semiannually	7,286
ILS	29,070,000	163,615 E	35,798	6/21/28	4.10% — Annually	Israeili Shekel 3 month TELIBOR — Quarterly	(127,817)
INR	536,170,000	2,479 E	1,750	6/21/28	6.295% — Semiannually	INR-FBIL-MIBOR-OIS-Compound — Semiannually	(729)
KRW	1,002,270,000	1,563 E	—	6/21/28	3 month KRW-CD-KSDA-BLOOMBERG — Quarterly	3.0797% — Quarterly	(1,563)
MXN	103,290,000	173,220 E	(36,880)	6/21/28	Mexico Interbank TIIE 28 Day — 28 Days	9.12% — 28 Days	136,340
NOK	101,228,000	209,518 E	(32,978)	6/21/33	6 month NOK-NIBOR-NIBR — Semiannually	3.35% — Annually	176,540
NZD	8,344,000	162,995 E	(7,233)	6/21/33	3 month NZD-BBR-FRA — Quarterly	4.66% — Semiannually	155,762
PLN	15,970,000	61,379 E	17,484	6/21/28	5.80% — Annually	6 month WIBOR — Semiannually	(43,894)
SEK	222,552,000	506,044 E	(55,092)	6/21/33	3.11% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(561,136)
SGD	13,780,000	63,267 E	(30,718)	6/21/28	Compounded Singapore Overnight Rate Average — Semiannually	3.05% — Semiannually	32,549

62 Diversified Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
THB	385,610,000	$85,704 E	$—	6/21/28	Thailand Overnight Repo Rate ON — Quarterly	2.07% — Quarterly	$(85,704)
ZAR	117,180,000	62,654 E	8,445	6/21/28	3 month ZAR-JIBAR-SAFEX — Quarterly	8.42% — Quarterly	71,098
Total			$(2,208,832)	$50,301,227
E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited)
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$13,562,248	$11,994,952	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020−01, 9/22/25 — Annually	$(1,300,744)
13,597,326	12,868,241	—	7/17/24	3.825% (3 month USD-LIBOR-ICE minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019−01, 7/10/24 — Quarterly	(725,735)
Upfront premium received		—		Unrealized appreciation		—
Upfront premium (paid)		—		Unrealized (depreciation)		(2,026,479)
Total		$—		Total	$(2,026,479)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/23 (Unaudited)
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
CMBX NA BBB−.6 Index	BB/P	$39,713	$332,836	$70,728	5/11/63	300 bp — Monthly	$(30,820)
CMBX NA BBB−.6 Index	BB/P	79,608	756,758	160,811	5/11/63	300 bp — Monthly	(80,761)
CMBX NA BBB−.6 Index	BB/P	163,473	1,516,954	322,353	5/11/63	300 bp — Monthly	(157,994)
CMBX NA BBB−.6 Index	BB/P	155,838	1,566,221	332,822	5/11/63	300 bp — Monthly	(176,069)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	A/P	1,843	4,308	746	5/11/63	200 bp — Monthly	1,099
CMBX NA A.6 Index	A/P	2,723	7,050	1,220	5/11/63	200 bp — Monthly	1,505
CMBX NA A.6 Index	A/P	6,851	21,149	3,661	5/11/63	200 bp — Monthly	3,199

Diversified Income Trust 63

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA A.6 Index	A/P	$9,975	$23,499	$4,068	5/11/63	200 bp — Monthly	$5,917
CMBX NA A.6 Index	A/P	13,865	46,214	8,000	5/11/63	200 bp — Monthly	5,884
CMBX NA A.6 Index	A/P	21,048	46,606	8,067	5/11/63	200 bp — Monthly	13,000
CMBX NA A.6 Index	A/P	33,180	92,820	16,067	5/11/63	200 bp — Monthly	17,151
CMBX NA BB.11 Index	BB−/P	877,445	1,553,000	623,840	11/18/54	500 bp — Monthly	255,114
CMBX NA BB.13 Index	BB−/P	12,597	126,000	54,356	12/16/72	500 bp — Monthly	(41,637)
CMBX NA BB.13 Index	BB−/P	12,757	140,000	60,396	12/16/72	500 bp — Monthly	(47,503)
CMBX NA BB.13 Index	BB−/P	20,857	221,000	95,339	12/16/72	500 bp — Monthly	(74,268)
CMBX NA BB.13 Index	BB−/P	50,236	551,000	237,701	12/16/72	500 bp — Monthly	(186,929)
CMBX NA BB.13 Index	BB−/P	382,951	1,480,000	638,472	12/16/27	500 bp — Monthly	(254,083)
CMBX NA BB.14 Index	BB/P	90,124	822,000	339,897	12/16/72	500 bp — Monthly	(248,973)
CMBX NA BB.6 Index	B+/P	84,138	141,793	59,723	5/11/63	500 bp — Monthly	24,554
CMBX NA BB.6 Index	B+/P	2,294,788	10,801,268	4,549,494	5/11/63	500 bp — Monthly	(2,244,094)
CMBX NA BB.7 Index	B-/P	596,583	11,690,000	4,773,027	1/17/47	500 bp — Monthly	(4,165,079)
CMBX NA BB.9 Index	B/P	60,061	295,000	125,257	9/17/58	500 bp — Monthly	(64,909)
CMBX NA BB.9 Index	B/P	381,487	1,868,000	793,153	9/17/58	500 bp — Monthly	(409,849)
CMBX NA BBB−.10 Index	BB+/P	48,888	394,000	112,645	11/17/59	300 bp — Monthly	(63,526)
CMBX NA BBB−.10 Index	BB+/P	94,147	863,000	246,732	11/17/59	300 bp — Monthly	(152,081)
CMBX NA BBB−.11 Index	BBB−/P	197,118	3,147,000	853,466	11/18/54	300 bp — Monthly	(654,513)
CMBX NA BBB−.12 Index	BBB−/P	36,007	611,000	177,068	8/17/61	300 bp — Monthly	(140,704)
CMBX NA BBB−.12 Index	BBB−/P	28,903	693,000	200,831	8/17/61	300 bp — Monthly	(171,524)
CMBX NA BBB−.13 Index	BBB−/P	52,918	1,130,000	325,553	12/16/72	300 bp — Monthly	(271,976)
CMBX NA BBB−.15 Index	BBB−/P	352,566	1,320,000	376,992	11/18/64	300 bp — Monthly	(23,656)

64 Diversified Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB−.15 Index	BBB−/P	$2,209	$13,000	$3,713	11/18/64	300 bp — Monthly	$(1,496)
CMBX NA BBB−.16 Index	BBB−/P	265,276	1,167,000	339,130	4/17/65	300 bp — Monthly	(73,173)
Credit Suisse International
CMBX NA BB.7 Index	B-/P	369,046	2,759,000	1,126,500	1/17/47	500 bp — Monthly	(754,771)
CMBX NA BBB−.7 Index	BB−/P	1,788,740	24,200,000	5,302,220	1/17/47	300 bp — Monthly	(3,499,364)
Goldman Sachs International
CMBX NA BB.6 Index	B+/P	126,578	250,501	105,511	5/11/63	500 bp — Monthly	21,312
CMBX NA BB.6 Index	B+/P	664,734	1,090,457	459,301	5/11/63	500 bp — Monthly	206,504
CMBX NA BB.6 Index	B+/P	657,801	1,348,386	567,940	5/11/63	500 bp — Monthly	91,186
CMBX NA BB.9 Index	B/P	1,088,578	2,692,000	1,143,023	9/17/58	500 bp — Monthly	(51,829)
CMBX NA BBB−.13 Index	BBB−/P	3,957	86,000	24,777	12/16/72	300 bp — Monthly	(20,770)
CMBX NA BBB−.14 Index	BBB−/P	490	17,000	4,780	12/16/72	300 bp — Monthly	(4,281)
CMBX NA BBB−.14 Index	BBB−/P	2,384	43,000	12,092	12/16/72	300 bp — Monthly	(9,683)
CMBX NA BBB−.14 Index	BBB−/P	1,887	65,500	18,419	12/16/72	300 bp — Monthly	(16,494)
CMBX NA BBB−.14 Index	BBB−/P	3,221	66,000	18,559	12/16/72	300 bp — Monthly	(15,299)
CMBX NA BBB−.14 Index	BBB−/P	2,690	71,000	19,965	12/16/72	300 bp — Monthly	(17,233)
CMBX NA BBB−.14 Index	BBB−/P	21,877	144,000	40,493	12/16/72	300 bp — Monthly	(18,531)
CMBX NA BBB−.14 Index	BBB−/P	176,076	1,028,500	289,214	12/16/72	300 bp — Monthly	(112,537)
CMBX NA BBB−.15 Index	BBB−/P	40,067	450,000	128,520	11/18/64	300 bp — Monthly	(88,189)
CMBX NA BBB−.15 Index	BBB−/P	41,595	450,000	128,520	11/18/64	300 bp — Monthly	(86,663)
CMBX NA BBB−.15 Index	BBB−/P	28,578	460,000	131,376	11/18/64	300 bp — Monthly	(102,530)
CMBX NA BBB−.16 Index	BBB−/P	188,681	784,000	227,830	4/17/65	300 bp — Monthly	(38,692)
CMBX NA BBB−.7 Index	BB−/P	77,611	1,050,000	230,055	1/17/47	300 bp — Monthly	(151,832)
CMBX NA BBB−.7 Index	BB−/P	398,239	3,442,000	754,142	1/17/47	300 bp — Monthly	(353,895)

Diversified Income Trust 65

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
JPMorgan Securities LLC
CMBX NA BB.10 Index	B/P	$47,420	$591,000	$265,182	5/11/63	500 bp — Monthly	$(217,187)
CMBX NA BBB−.12 Index	BBB−/P	4,085	34,000	9,853	8/17/61	300 bp — Monthly	(5,748)
CMBX NA BBB−.13 Index	BBB−/P	87,238	660,000	190,146	12/16/72	300 bp — Monthly	(102,523)
CMBX NA BBB−.8 Index	BB/P	133,327	855,000	189,126	10/17/57	300 bp — Monthly	(55,301)
Merrill Lynch International
CMBX NA A.13 Index	A-/P	133,465	1,024,000	129,331	12/16/72	200 bp — Monthly	4,134
CMBX NA A.13 Index	A-/P	136,310	1,024,000	129,331	12/16/72	200 bp — Monthly	6,979
CMBX NA BB.6 Index	B+/P	1,226	4,051	1,706	5/11/63	500 bp — Monthly	(476)
CMBX NA BB.6 Index	B+/P	75,365	455,089	191,683	5/11/63	500 bp — Monthly	(115,870)
Morgan Stanley & Co. International PLC
CMBX NA BB.13 Index	BB−/P	18,044	194,000	83,692	12/16/72	500 bp — Monthly	(65,459)
CMBX NA BB.13 Index	BB−/P	18,179	198,000	85,417	12/16/72	500 bp — Monthly	(67,046)
CMBX NA BB.13 Index	BB−/P	21,553	235,000	101,379	12/16/72	500 bp — Monthly	(79,597)
CMBX NA BB.13 Index	BB−/P	37,958	396,000	170,834	12/16/72	500 bp — Monthly	(132,491)
CMBX NA BB.13 Index	BB−/P	55,679	579,000	249,781	12/16/72	500 bp — Monthly	(193,540)
CMBX NA BB.13 Index	BB−/P	194,713	2,108,000	909,391	12/16/72	500 bp — Monthly	(712,629)
CMBX NA BB.13 Index	BB−/P	278,363	2,973,000	1,282,552	12/16/72	500 bp — Monthly	(1,001,299)
CMBX NA BB.6 Index	B+/P	5,423	20,256	8,532	5/11/63	500 bp — Monthly	(3,089)
CMBX NA BB.6 Index	B+/P	16,168	89,802	37,825	5/11/63	500 bp — Monthly	(21,569)
CMBX NA BB.6 Index	B+/P	75,114	119,511	50,338	5/11/63	500 bp — Monthly	24,894
CMBX NA BB.6 Index	B+/P	103,320	166,101	69,962	5/11/63	500 bp — Monthly	33,522
CMBX NA BB.6 Index	B+/P	631,813	1,259,934	530,684	5/11/63	500 bp — Monthly	102,367
CMBX NA BB.8 Index	B-/P	12,950	35,755	16,873	10/17/57	500 bp — Monthly	(3,889)
CMBX NA BBB−.12 Index	BBB−/P	40,531	944,000	273,571	8/17/61	300 bp — Monthly	(232,490)

66 Diversified Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB−.13 Index	BBB−/P	$643	$7,000	$2,017	12/16/72	300 bp — Monthly	$(1,370)
CMBX NA BBB−.13 Index	BBB−/P	2,834	51,000	14,693	12/16/72	300 bp — Monthly	(11,830)
CMBX NA BBB−.13 Index	BBB−/P	10,328	113,000	32,555	12/16/72	300 bp — Monthly	(22,161)
CMBX NA BBB−.14 Index	BBB−/P	61,543	382,000	107,418	12/16/72	300 bp — Monthly	(45,235)
CMBX NA BBB−.14 Index	BBB−/P	146,275	889,000	249,987	12/16/72	300 bp — Monthly	(103,178)
CMBX NA BBB−.15 Index	BBB−/P	39,920	235,000	67,116	11/18/64	300 bp — Monthly	(27,059)
CMBX NA BBB−.15 Index	BBB−/P	77,674	1,311,000	374,422	11/18/64	300 bp — Monthly	(295,983)
CMBX NA BBB−.15 Index	BBB−/P	249,896	1,585,000	452,676	11/18/64	300 bp — Monthly	(201,855)
CMBX NA BBB−.16 Index	BBB−/P	193,899	853,000	247,882	4/17/65	300 bp — Monthly	(53,429)
CMBX NA BBB−.9 Index	BB+/P	22,233	229,000	56,540	9/17/58	300 bp — Monthly	(32,830)
Upfront premium received		15,086,492		Unrealized appreciation		818,321
Upfront premium (paid)		—		Unrealized (depreciation)		(18,883,343)
Total		$15,086,492		Total		$(18,065,022)
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2023. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/23 (Unaudited)
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	$(308,747)	$1,501,957	$259,989	5/11/63	(200 bp) — Monthly	$(49,369)
CMBX NA A.6 Index	944	43,081	7,457	5/11/63	(200 bp) — Monthly	8,384
CMBX NA BB.10 Index	(1,135,828)	4,711,000	2,113,826	11/17/59	(500 bp) — Monthly	973,417
CMBX NA BB.10 Index	(166,877)	1,599,000	717,471	11/17/59	(500 bp) — Monthly	549,040
CMBX NA BB.10 Index	(138,486)	1,263,000	566,708	11/17/59	(500 bp) — Monthly	426,994

Diversified Income Trust 67

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BB.10 Index	$(304,980)	$1,196,000	$536,645	11/17/59	(500 bp) — Monthly	$230,503
CMBX NA BB.11 Index	(148,735)	1,148,000	461,152	11/18/54	(500 bp) — Monthly	311,300
CMBX NA BB.11 Index	(14,231)	279,000	112,074	11/18/54	(500 bp) — Monthly	97,572
CMBX NA BB.11 Index	(4,098)	79,000	31,734	11/18/54	(500 bp) — Monthly	27,559
CMBX NA BB.11 Index	(2,612)	38,000	15,265	11/18/54	(500 bp) — Monthly	12,615
CMBX NA BB.11 Index	(650)	9,000	3,615	11/18/54	(500 bp) — Monthly	2,957
CMBX NA BB.8 Index	(12,436)	34,789	16,417	10/17/57	(500 bp) — Monthly	3,947
CMBX NA BB.8 Index	(176)	966	456	10/17/57	(500 bp) — Monthly	279
CMBX NA BBB−.10 Index	(199,963)	1,163,000	332,502	11/17/59	(300 bp) — Monthly	131,860
CMBX NA BBB−.10 Index	(35,821)	281,000	80,338	11/17/59	(300 bp) — Monthly	44,353
CMBX NA BBB−.10 Index	(35,980)	155,000	44,315	11/17/59	(300 bp) — Monthly	8,244
CMBX NA BBB−.10 Index	(18,118)	83,000	23,730	11/17/59	(300 bp) — Monthly	5,563
CMBX NA BBB−.10 Index	(16,758)	77,000	22,014	11/17/59	(300 bp) — Monthly	5,212
CMBX NA BBB−.10 Index	(3,915)	32,000	9,149	11/17/59	(300 bp) — Monthly	5,215
CMBX NA BBB−.11 Index	(182,977)	560,000	151,872	11/18/54	(300 bp) — Monthly	(31,431)
CMBX NA BBB−.11 Index	(9,714)	66,000	17,899	11/18/54	(300 bp) — Monthly	8,147
CMBX NA BBB−.11 Index	(3,201)	10,000	2,712	11/18/54	(300 bp) — Monthly	(495)
CMBX NA BBB−.12 Index	(546,451)	1,636,000	474,113	8/17/61	(300 bp) — Monthly	(73,293)
CMBX NA BBB−.12 Index	(503,662)	1,449,000	419,920	8/17/61	(300 bp) — Monthly	(84,587)
CMBX NA BBB−.12 Index	(319,733)	1,417,000	410,647	8/17/61	(300 bp) — Monthly	90,087
CMBX NA BBB−.12 Index	(273,332)	818,000	237,056	8/17/61	(300 bp) — Monthly	(36,752)
CMBX NA BBB−.12 Index	(24,782)	141,000	40,862	8/17/61	(300 bp) — Monthly	15,998
CMBX NA BBB−.12 Index	(20,216)	119,000	34,486	8/17/61	(300 bp) — Monthly	14,201

68 Diversified Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB−.12 Index	$(6,402)	$93,000	$26,951	8/17/61	(300 bp) — Monthly	$20,495
CMBX NA BBB−.12 Index	(31,987)	91,000	26,372	8/17/61	(300 bp) — Monthly	(5,668)
CMBX NA BBB−.12 Index	(2,760)	46,000	13,331	8/17/61	(300 bp) — Monthly	10,544
CMBX NA BBB−.12 Index	(11,274)	33,000	9,563	8/17/61	(300 bp) — Monthly	(1,730)
CMBX NA BBB−.13 Index	(30,154)	598,000	172,284	12/16/72	(300 bp) — Monthly	141,718
CMBX NA BBB−.13 Index	(13,627)	233,000	67,127	12/16/72	(300 bp) — Monthly	53,365
CMBX NA BBB−.13 Index	(9,929)	195,000	56,180	12/16/72	(300 bp) — Monthly	46,136
CMBX NA BBB−.13 Index	(7,775)	142,000	40,910	12/16/72	(300 bp) — Monthly	33,052
CMBX NA BBB−.6 Index	(1,220,251)	3,055,677	649,331	5/11/63	(300 bp) — Monthly	(572,706)
CMBX NA BBB−.6 Index	(479,944)	1,117,092	237,382	5/11/63	(300 bp) — Monthly	(243,214)
CMBX NA BBB−.7 Index	(39,813)	182,000	39,876	1/17/47	(300 bp) — Monthly	(42)
CMBX NA BBB−.8 Index	(490,950)	3,137,000	693,904	10/17/57	(300 bp) — Monthly	201,125
CMBX NA BBB−.8 Index	(485,419)	3,071,000	679,305	10/17/57	(300 bp) — Monthly	192,095
CMBX NA BBB−.8 Index	(322,656)	2,065,000	456,778	10/17/57	(300 bp) — Monthly	132,917
CMBX NA BBB−.8 Index	(256,603)	1,617,000	357,680	10/17/57	(300 bp) — Monthly	100,135
CMBX NA BBB−.8 Index	(195,079)	1,363,000	301,496	10/17/57	(300 bp) — Monthly	105,621
CMBX NA BBB−.8 Index	(82,001)	591,000	130,729	10/17/57	(300 bp) — Monthly	48,383
CMBX NA BBB−.8 Index	(40,931)	295,000	65,254	10/17/57	(300 bp) — Monthly	24,151
CMBX NA BBB−.8 Index	(26,093)	196,000	43,355	10/17/57	(300 bp) — Monthly	17,148
CMBX NA BBB−.8 Index	(18,900)	126,000	27,871	10/17/57	(300 bp) — Monthly	8,898
CMBX NA BBB−.9 Index	(119,951)	507,000	125,178	9/17/58	(300 bp) — Monthly	4,931
Credit Suisse International
CMBX NA BB.10 Index	(467,516)	3,504,000	1,572,245	11/17/59	(500 bp) — Monthly	1,101,321
CMBX NA BB.10 Index	(415,378)	3,493,000	1,567,309	11/17/59	(500 bp) — Monthly	1,148,535

Diversified Income Trust 69

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Credit Suisse International cont.
CMBX NA BB.10 Index	$(227,964)	$1,834,000	$822,916	11/17/59	(500 bp) — Monthly	$593,168
CMBX NA BBB−.7 Index	(83,041)	1,059,000	232,027	1/17/47	(300 bp) — Monthly	148,368
Goldman Sachs International
CMBX NA A.6 Index	(10,136)	59,922	10,372	5/11/63	(200 bp) — Monthly	212
CMBX NA A.6 Index	(5,070)	20,366	3,525	5/11/63	(200 bp) — Monthly	(1,553)
CMBX NA A.6 Index	(4,773)	18,407	3,186	5/11/63	(200 bp) — Monthly	(1,595)
CMBX NA A.6 Index	(3,488)	14,099	2,441	5/11/63	(200 bp) — Monthly	(1,053)
CMBX NA A.6 Index	(2,713)	10,966	1,898	5/11/63	(200 bp) — Monthly	(819)
CMBX NA A.6 Index	(2,713)	10,966	1,898	5/11/63	(200 bp) — Monthly	(819)
CMBX NA A.6 Index	(944)	4,700	814	5/11/63	(200 bp) — Monthly	(132)
CMBX NA A.6 Index	(872)	3,916	678	5/11/63	(200 bp) — Monthly	(196)
CMBX NA A.6 Index	(413)	1,958	339	5/11/63	(200 bp) — Monthly	(74)
CMBX NA A.6 Index	(413)	1,958	339	5/11/63	(200 bp) — Monthly	(74)
CMBX NA A.6 Index	(407)	1,958	339	5/11/63	(200 bp) — Monthly	(69)
CMBX NA A.6 Index	(417)	1,958	339	5/11/63	(200 bp) — Monthly	(78)
CMBX NA A.6 Index	(245)	1,175	203	5/11/63	(200 bp) — Monthly	(42)
CMBX NA A.6 Index	(96)	392	68	5/11/63	(200 bp) — Monthly	(29)
CMBX NA BB.10 Index	(29,639)	131,000	58,780	11/17/59	(500 bp) — Monthly	29,014
CMBX NA BB.9 Index	(78,324)	492,000	208,903	9/17/58	(500 bp) — Monthly	130,101
CMBX NA BB.9 Index	(10,382)	65,000	27,599	9/17/58	(500 bp) — Monthly	17,154
CMBX NA BB.9 Index	(2,380)	20,000	8,492	9/17/58	(500 bp) — Monthly	6,093
CMBX NA BB.9 Index	(505)	13,000	5,520	9/17/58	(500 bp) — Monthly	5,002
CMBX NA BBB−.12 Index	(10,715)	60,000	17,388	8/17/61	(300 bp) — Monthly	6,638
CMBX NA BBB−.12 Index	(7,408)	38,000	11,012	8/17/61	(300 bp) — Monthly	3,582

70 Diversified Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International cont.
CMBX NA BBB−.12 Index	$(9,118)	$27,000	$7,825	8/17/61	(300 bp) — Monthly	$(1,310)
CMBX NA BBB−.13 Index	(1,212)	16,000	4,610	12/16/72	(300 bp) — Monthly	3,374
CMBX NA BBB−.7 Index	(363,442)	4,432,000	971,051	1/17/47	(300 bp) — Monthly	605,024
JPMorgan Securities LLC
CMBX NA A.6 Index	(163)	783	136	5/11/63	(200 bp) — Monthly	(28)
CMBX NA A.6 Index	(162)	783	136	5/11/63	(200 bp) — Monthly	(26)
CMBX NA BB.7 Index	(6,148,112)	12,556,000	5,126,615	1/17/47	(500 bp) — Monthly	(1,033,704)
CMBX NA BB.9 Index	(1,074,893)	2,175,000	923,505	9/17/58	(500 bp) — Monthly	(153,503)
CMBX NA BBB−.11 Index	(22,028)	200,000	54,240	11/18/54	(300 bp) — Monthly	32,095
CMBX NA BBB−.12 Index	(1,802)	15,000	4,347	8/17/61	(300 bp) — Monthly	2,536
CMBX NA BBB−.7 Index	(4,366,588)	18,600,000	4,075,260	1/17/47	(300 bp) — Monthly	(302,178)
Merrill Lynch International
CMBX NA BB.10 Index	(181,851)	3,196,000	1,434,045	11/17/59	(500 bp) — Monthly	1,249,088
CMBX NA BB.7 Index	(9,888)	57,000	23,273	1/17/47	(500 bp) — Monthly	13,329
CMBX NA BBB−.7 Index	(89,077)	1,087,000	238,162	1/17/47	(300 bp) — Monthly	148,451
Morgan Stanley & Co. International PLC
CMBX NA A.6 Index	(10,140)	40,731	7,051	5/11/63	(200 bp) — Monthly	(3,106)
CMBX NA A.6 Index	(3,488)	14,099	2,441	5/11/63	(200 bp) — Monthly	(1,053)
CMBX NA A.6 Index	(1,931)	7,833	1,356	5/11/63	(200 bp) — Monthly	(579)
CMBX NA A.6 Index	(1,817)	7,441	1,288	5/11/63	(200 bp) — Monthly	(532)
CMBX NA A.6 Index	(1,370)	6,266	1,085	5/11/63	(200 bp) — Monthly	(288)
CMBX NA A.6 Index	(1,178)	5,091	881	5/11/63	(200 bp) — Monthly	(299)
CMBX NA A.6 Index	(735)	3,525	610	5/11/63	(200 bp) — Monthly	(126)
CMBX NA A.6 Index	(503)	2,350	407	5/11/63	(200 bp) — Monthly	(97)
CMBX NA BB.10 Index	(422,820)	1,392,000	624,590	11/17/59	(500 bp) — Monthly	200,418

Diversified Income Trust 71

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.10 Index	$(108,547)	$1,035,000	$464,405	11/17/59	(500 bp) — Monthly	$354,851
CMBX NA BB.10 Index	(37,576)	160,000	71,792	11/17/59	(500 bp) — Monthly	34,060
CMBX NA BB.7 Index	(192,058)	996,000	406,667	1/17/47	(500 bp) — Monthly	213,641
CMBX NA BB.7 Index	(158,631)	786,000	320,924	1/17/47	(500 bp) — Monthly	161,529
CMBX NA BB.7 Index	(131,172)	701,000	286,218	1/17/47	(500 bp) — Monthly	154,365
CMBX NA BB.7 Index	(134,942)	671,000	273,969	1/17/47	(500 bp) — Monthly	138,375
CMBX NA BB.9 Index	(141,628)	1,064,000	451,774	9/17/58	(500 bp) — Monthly	309,112
CMBX NA BB.9 Index	(128,586)	855,000	363,033	9/17/58	(500 bp) — Monthly	233,616
CMBX NA BB.9 Index	(2,505)	71,000	30,147	9/17/58	(500 bp) — Monthly	27,573
CMBX NA BB.9 Index	(2,339)	38,000	16,135	9/17/58	(500 bp) — Monthly	13,759
CMBX NA BB.9 Index	(2,461)	18,000	7,643	9/17/58	(500 bp) — Monthly	5,164
CMBX NA BB.9 Index	(547)	14,000	5,944	9/17/58	(500 bp) — Monthly	5,383
CMBX NA BB.9 Index	(1,514)	10,000	4,246	9/17/58	(500 bp) — Monthly	2,723
CMBX NA BB.9 Index	(431)	7,000	2,972	9/17/58	(500 bp) — Monthly	2,535
CMBX NA BB.9 Index	(347)	7,000	2,972	9/17/58	(500 bp) — Monthly	2,618
CMBX NA BB.9 Index	(757)	5,000	2,123	9/17/58	(500 bp) — Monthly	1,361
CMBX NA BB.9 Index	(54)	1,000	425	9/17/58	(500 bp) — Monthly	370
CMBX NA BBB−.10 Index	(83,477)	385,000	110,072	11/17/59	(300 bp) — Monthly	26,369
CMBX NA BBB−.10 Index	(49,056)	291,000	83,197	11/17/59	(300 bp) — Monthly	33,971
CMBX NA BBB−.10 Index	(26,774)	217,000	62,040	11/17/59	(300 bp) — Monthly	35,139
CMBX NA BBB−.10 Index	(16,361)	129,000	36,881	11/17/59	(300 bp) — Monthly	20,445
CMBX NA BBB−.10 Index	(16,090)	66,000	18,869	11/17/59	(300 bp) — Monthly	2,741
CMBX NA BBB−.10 Index	(7,309)	61,000	17,440	11/17/59	(300 bp) — Monthly	10,095

72 Diversified Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB−.10 Index	$(5,109)	$59,000	$16,868	11/17/59	(300 bp) — Monthly	$11,724
CMBX NA BBB−.10 Index	(2,537)	20,000	5,718	11/17/59	(300 bp) — Monthly	3,170
CMBX NA BBB−.10 Index	(2,811)	13,000	3,717	11/17/59	(300 bp) — Monthly	898
CMBX NA BBB−.10 Index	(218)	1,000	286	11/17/59	(300 bp) — Monthly	67
CMBX NA BBB−.11 Index	(191,080)	1,214,000	329,237	11/18/54	(300 bp) — Monthly	137,449
CMBX NA BBB−.11 Index	(6,355)	112,000	30,374	11/18/54	(300 bp) — Monthly	23,954
CMBX NA BBB−.12 Index	(221,082)	973,000	281,975	8/17/61	(300 bp) — Monthly	60,326
CMBX NA BBB−.12 Index	(58,425)	189,000	54,772	8/17/61	(300 bp) — Monthly	(3,763)
CMBX NA BBB−.12 Index	(1,154)	28,000	8,114	8/17/61	(300 bp) — Monthly	6,944
CMBX NA BBB−.7 Index	(187,298)	2,950,000	646,345	1/17/47	(300 bp) — Monthly	457,326
CMBX NA BBB−.7 Index	(7,132)	70,000	15,337	1/17/47	(300 bp) — Monthly	8,164
CMBX NA BBB−.8 Index	(110,296)	709,000	156,831	10/17/57	(300 bp) — Monthly	46,121
CMBX NA BBB−.8 Index	(35,313)	226,000	49,991	10/17/57	(300 bp) — Monthly	14,547
CMBX NA BBB−.8 Index	(25,906)	181,000	40,037	10/17/57	(300 bp) — Monthly	13,612
Upfront premium received	944		Unrealized appreciation		12,131,761
Upfront premium (paid)	(24,501,126)		Unrealized (depreciation)		(2,606,412)
Total	$(24,500,182)		Total		$9,525,349
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Diversified Income Trust 73

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$11,568,606	$—
Convertible bonds and notes	—	87,417,149	—
Corporate bonds and notes	—	226,833,288	—
Foreign government and agency bonds and notes	—	135,435,569	—
Mortgage-backed securities	—	531,035,573	—
Senior loans	—	15,143,737	—
U.S. government and agency mortgage obligations	—	2,672,600,876	—
U.S. treasury obligations	—	5,848,377	—
Short-term investments	42,194,000	381,996,470	—
Totals by level	$42,194,000	$4,067,879,645	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(675,508)	$—
Futures contracts	(655,763)	—	—
Forward premium swap option contracts	—	4,124,771	—
TBA sale commitments	—	(1,683,699,813)	—
Interest rate swap contracts	—	80,821,278	—
Total return swap contracts	—	(2,026,479)	—
Credit default contracts	—	874,017	—
Totals by level	$(655,763)	$(1,600,581,734)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

74 Diversified Income Trust

Statement of assets and liabilities 3/31/23 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $4,085,919,504)	$3,943,662,043
Affiliated issuers (identified cost $166,411,602) (Note 5)	166,411,602
Foreign currency (cost $9,292) (Note 1)	9,415
Interest and other receivables	14,726,537
Receivable for shares of the fund sold	604,698
Receivable for investments sold	8,810,913
Receivable for sales of TBA securities (Note 1)	1,275,311,338
Receivable for variation margin on centrally cleared swap contracts (Note 1)	20,818,647
Unrealized appreciation on forward currency contracts (Note 1)	766,847
Unrealized appreciation on forward premium swap option contracts (Note 1)	59,510,646
Unrealized appreciation on OTC swap contracts (Note 1)	49,144,059
Premium paid on OTC swap contracts (Note 1)	24,501,126
Prepaid assets	91,119
Total assets	5,564,368,990

LIABILITIES
Payable to custodian	1,003,716
Payable for investments purchased	6,188,877
Payable for purchases of TBA securities (Note 1)	2,251,184,885
Payable for shares of the fund repurchased	1,640,349
Payable for compensation of Manager (Note 2)	671,648
Payable for custodian fees (Note 2)	105,857
Payable for investor servicing fees (Note 2)	405,200
Payable for Trustee compensation and expenses (Note 2)	666,139
Payable for administrative services (Note 2)	9,359
Payable for distribution fees (Note 2)	487,805
Payable for variation margin on futures contracts (Note 1)	96,226
Payable for variation margin on centrally cleared swap contracts (Note 1)	19,574,993
Unrealized depreciation on forward currency contracts (Note 1)	1,442,355
Unrealized depreciation on forward premium swap option contracts (Note 1)	55,385,875
TBA sale commitments, at value (proceeds receivable $1,673,007,715) (Note 1)	1,683,699,813
Unrealized depreciation on OTC swap contracts (Note 1)	23,647,697
Premium received on OTC swap contracts (Note 1)	22,838,731
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 9)	48,042,377
Other accrued expenses	288,394
Total liabilities	4,117,380,296

Net assets	$1,446,988,694

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$3,106,341,429
Total distributable earnings (Note 1)	(1,659,352,735)
Total — Representing net assets applicable to capital shares outstanding	$1,446,988,694

(Continued on next page)

Diversified Income Trust 75

Statement of assets and liabilities cont.

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($609,233,675 divided by 109,562,203 shares)	$5.56
Offering price per class A share (100/96.00 of $5.56)*	$5.79
Net asset value and offering price per class B share ($2,381,562 divided by 433,887 shares)**	$5.49
Net asset value and offering price per class C share ($90,773,818 divided by 16,720,227 shares)**	$5.43
Net asset value and redemption price per class M share
($57,145,941 divided by 10,561,490 shares)	$5.41
Offering price per class M share (100/96.75 of $5.41)†	$5.59
Net asset value, offering price and redemption price per class R share
($1,891,069 divided by 346,474 shares)	$5.46
Net asset value, offering price and redemption price per class R6 share
($31,196,847 divided by 5,691,024 shares)	$5.48
Net asset value, offering price and redemption price per class Y share
($654,365,782 divided by 119,043,157 shares)	$5.50

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

† On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

76 Diversified Income Trust

Statement of operations Six months ended 3/31/23 (Unaudited)

INVESTMENT INCOME
Interest (net of foreign tax of $498) (including interest income of $3,446,384 from investments
in affiliated issuers) (Note 5)	$51,106,265
Total investment income	51,106,265

EXPENSES
Compensation of Manager (Note 2)	4,113,016
Investor servicing fees (Note 2)	1,251,413
Custodian fees (Note 2)	115,396
Trustee compensation and expenses (Note 2)	42,598
Distribution fees (Note 2)	1,450,558
Administrative services (Note 2)	34,144
Other	378,265
Total expenses	7,385,390
Expense reduction (Note 2)	(25,216)
Net expenses	7,360,174

Net investment income	43,746,091

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(18,563,118)
Net increase from payments by affiliates (Note 2)	14,420
Foreign currency transactions (Note 1)	212,334
Forward currency contracts (Note 1)	(519,717)
Futures contracts (Note 1)	1,547,867
Swap contracts (Note 1)	(21,898,628)
Written options (Note 1)	(99,603,778)
Total net realized loss	(138,810,620)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	27,526,653
Assets and liabilities in foreign currencies	(46,283)
Forward currency contracts	(3,665,261)
Futures contracts	(2,024,162)
Swap contracts	25,636,844
Written options	96,676,426
Total change in net unrealized appreciation	144,104,217

Net gain on investments	5,293,597

Net increase in net assets resulting from operations	$49,039,688

The accompanying notes are an integral part of these financial statements.

Diversified Income Trust 77

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 3/31/23*	Year ended 9/30/22
Operations
Net investment income	$43,746,091	$93,444,563
Net realized loss on investments
and foreign currency transactions	(138,810,620)	(353,628,937)
Change in net unrealized appreciation of investments
and assets and liabilities in foreign currencies	144,104,217	72,442,057
Net increase (decrease) in net assets resulting
from operations	49,039,688	(187,742,317)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(22,879,233)	(27,509,438)
Class B	(96,041)	(170,607)
Class C	(3,488,786)	(5,029,913)
Class M	(2,158,794)	(2,652,897)
Class R	(67,454)	(75,111)
Class R6	(1,238,276)	(1,258,413)
Class Y	(27,006,110)	(39,848,571)
Decrease from capital share transactions (Note 4)	(136,050,768)	(618,360,225)
Total decrease in net assets	(143,945,774)	(882,647,492)

NET ASSETS
Beginning of period	1,590,934,468	2,473,581,960
End of period	$1,446,988,694	$1,590,934,468

* Unaudited.

The accompanying notes are an integral part of these financial statements.

78 Diversified Income Trust

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Diversified Income Trust 79

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net			Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	From return	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	of capital	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class A
March 31, 2023**	$5.59	.16	.02	.18	(.21)	—	(.21)	$5.56	3.20*	$609,234	.52*	2.80*	754*
September 30, 2022	6.41	.29	(.87)	(.58)	(.24)	—	(.24)	5.59	(9.29)	617,526	1.01	4.78	1,163
September 30, 2021	6.45	.25	(.06)	.19	(.20)	(.03)	(.23)	6.41	2.83	817,914.97		3.80	1,277
September 30, 2020	6.99	.25	(.52)	(.27)	(.27)	—	(.27)	6.45	(3.91)	890,025.99		3.78	1,110
September 30, 2019	6.96	.28	.06	.34	(.31)	—	(.31)	6.99	5.00	1,109,333.98		4.05	701
September 30, 2018	7.07	.31	(.04)	.27	(.38)	—	(.38)	6.96	3.81	1,293,136.98		4.39	580
Class B
March 31, 2023**	$5.52	.12[e]	.04	.16	(.19)	—	(.19)	$5.49	2.81*	$2,382	.89*	2.10*e	754*
September 30, 2022	6.33	.23[e]	(.85)	(.62)	(.19)	—	(.19)	5.52	(9.96)	3,614	1.76	3.77[e]	1,163
September 30, 2021	6.37	.20	(.06)	.14	(.16)	(.02)	(.18)	6.33	2.09	7,974	1.72	2.96	1,277
September 30, 2020	6.91	.20	(.52)	(.32)	(.22)	—	(.22)	6.37	(4.67)	12,991	1.74	2.99	1,110
September 30, 2019	6.88	.23	.05	.28	(.25)	—	(.25)	6.91	4.26	19,923	1.73	3.31	701
September 30, 2018	6.99	.25	(.04)	.21	(.32)	—	(.32)	6.88	3.05	29,465	1.73	3.65	580
Class C
March 31, 2023**	$5.46	.13	.03	.16	(.19)	—	(.19)	$5.43	2.90*	$90,774	.89*	2.43*	754*
September 30, 2022	6.27	.23	(.85)	(.62)	(.19)	—	(.19)	5.46	(10.04)	114,682	1.76	3.97	1,163
September 30, 2021	6.31	.20	(.06)	.14	(.16)	(.02)	(.18)	6.27	2.13	218,082	1.72	3.05	1,277
September 30, 2020	6.85	.20	(.52)	(.32)	(.22)	—	(.22)	6.31	(4.70)	325,092	1.74	3.04	1,110
September 30, 2019	6.82	.22	.07	.29	(.26)	—	(.26)	6.85	4.31	484,676	1.73	3.33	701
September 30, 2018	6.94	.25	(.04)	.21	(.33)	—	(.33)	6.82	3.00	600,600	1.73	3.65	580
Class M
March 31, 2023**	$5.45	.14	.02	.16	(.20)	—	(.20)	$5.41	2.98*	$57,146	.64*	2.61*	754*
September 30, 2022	6.25	.26	(.83)	(.57)	(.23)	—	(.23)	5.45	(9.39)	59,808	1.26	4.48	1,163
September 30, 2021	6.30	.23	(.06)	.17	(.19)	(.03)	(.22)	6.25	2.53	78,270	1.22	3.51	1,277
September 30, 2020	6.84	.23	(.51)	(.28)	(.26)	—	(.26)	6.30	(4.19)	86,104	1.24	3.49	1,110
September 30, 2019	6.82	.25	.06	.31	(.29)	—	(.29)	6.84	4.75	111,949	1.23	3.76	701
September 30, 2018	6.94	.28	(.04)	.24	(.36)	—	(.36)	6.82	3.53	118,582	1.23	4.11	580
Class R
March 31, 2023**	$5.49	.15	.02	.17	(.20)	—	(.20)	$5.46	3.15*	$1,891	.64*	2.68*	754*
September 30, 2022	6.31	.27	(.86)	(.59)	(.23)	—	(.23)	5.49	(9.62)	1,860	1.26	4.56	1,163
September 30, 2021	6.35	.23	(.05)	.18	(.19)	(.03)	(.22)	6.31	2.67	2,120	1.22	3.56	1,277
September 30, 2020	6.89	.23	(.52)	(.29)	(.25)	—	(.25)	6.35	(4.18)	2,120	1.24	3.52	1,110
September 30, 2019	6.87	.25	.06	.31	(.29)	—	(.29)	6.89	4.70	2,423	1.23	3.74	701
September 30, 2018	6.98	.29	(.04)	.25	(.36)	—	(.36)	6.87	3.64	2,404	1.23	4.13	580

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

80 Diversified Income Trust	Diversified Income Trust 81

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net			Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	From return	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	of capital	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class R6
March 31, 2023**	$5.52	.17	.01	.18	(.22)	—	(.22)	$5.48	3.28*	$31,197	.33*	3.02*	754*
September 30, 2022	6.33	.31	(.86)	(.55)	(.26)	—	(.26)	5.52	(8.88)	25,839.66		5.23	1,163
September 30, 2021	6.38	.27	(.07)	.20	(.22)	(.03)	(.25)	6.33	3.07	24,944.63		4.16	1,277
September 30, 2020	6.92	.27	(.52)	(.25)	(.29)	—	(.29)	6.38	(3.60)	36,162.64		4.14	1,110
September 30, 2019	6.89	.30	.06	.36	(.33)	—	(.33)	6.92	5.42	17,243.64		4.38	701
September 30, 2018	7.00	.33	(.04)	.29	(.40)	—	(.40)	6.89	4.20	14,848.64		4.75	580
Class Y
March 31, 2023**	$5.53	.17	.01	.18	(.21)	—	(.21)	$5.50	3.35*	$654,366	.39*	3.03*	754*
September 30, 2022	6.34	.30	(.86)	(.56)	(.25)	—	(.25)	5.53	(9.04)	767,605.76		5.06	1,163
September 30, 2021	6.38	.27	(.07)	.20	(.21)	(.03)	(.24)	6.34	3.08	1,324,278.72		4.10	1,277
September 30, 2020	6.91	.27	(.52)	(.25)	(.28)	—	(.28)	6.38	(3.60)	1,674,889.74		4.07	1,110
September 30, 2019	6.88	.29	.06	.35	(.32)	—	(.32)	6.91	5.30	2,529,128.73		4.33	701
September 30, 2018	7.00	.32	(.05)	.27	(.39)	—	(.39)	6.88	3.95	2,661,444.73		4.64	580

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

e The net investment income ratio and per share amount shown for the period ending may not correspond with the expected class differences for the period due to the timing of subscriptions into the class or redemptions out of the class.

The accompanying notes are an integral part of these financial statements.

82 Diversified Income Trust	Diversified Income Trust 83

Notes to financial statements 3/31/23 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Additionally, references to “OTC”, if any, represent over-the-counter and references to “ESG”, if any, represent environmental, social and governance. Unless otherwise noted, the “reporting period” represents the period from October 1, 2022 through March 31, 2023.

Putnam Diversified Income Trust (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The goal of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and related derivative instruments, and other obligations of companies and governments worldwide, including bank loans, that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). The fund currently has significant investment exposure to residential and commercial mortgage-backed securities. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, including credit default swaps, interest rate swaps, total return swaps, to-be-announced (TBA) commitments, futures, options and swaptions on mortgage-backed securities and indices, and certain foreign currency transactions and credit default, total return and interest rate swap contracts for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 4.00%	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class M†	Up to 3.25%	None	None
Class R†	None	None	None
Class R6†	None	None	None
Class Y†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

84 Diversified Income Trust

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

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To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $36,443,643 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium

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originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

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The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

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In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged to the fund which cannot be sold or repledged totaled $2,558,626 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other

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securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $10,176,708 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $9,864,667 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan Chase Bank, N.A. ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Prior to May 2, 2023, the fund participated, along with other Putnam funds, in a $100 million ($317.5 million prior to October 14, 2022) unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

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Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At September 30, 2022, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$775,289,500	$397,773,166	$1,173,062,666

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $2,938,589,051, resulting in gross unrealized appreciation and depreciation of $130,008,822 and $559,761,725, respectively, or net unrealized depreciation of $429,752,903.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.700%	of the first $5 billion,	0.500%	of the next $50 billion,
0.650%	of the next $5 billion,	0.480%	of the next $50 billion,
0.600%	of the next $10 billion,	0.470%	of the next $100 billion and
0.550%	of the next $10 billion,	0.465%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.270% of the fund’s average net assets.

Putnam Management has contractually agreed, through January 30, 2024, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL.

Putnam Management voluntarily reimbursed the fund $14,420 for trading errors which occurred during the reporting period. The effect of the losses incurred and the reimbursement by Putnam Management of such amounts had no material impact on total return.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

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Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$517,364	Class R	1,549
Class B	2,445	Class R6	7,796
Class C	85,559	Class Y	587,799
Class M	48,901	Total	$1,251,413

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $25,216 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $1,366, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$773,100
Class B	1.00%	1.00%	14,640
Class C	1.00%	1.00%	511,978
Class M	1.00%	0.50%	146,209
Class R	1.00%	0.50%	4,631
Total			$1,450,558

92 Diversified Income Trust

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $13,122 and no monies from the sale of class A and class M shares, respectively, and received $294 and $29 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $28 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$14,889,787,988	$15,539,137,744
U.S. government securities (Long-term)	—	—
Total	$14,889,787,988	$15,539,137,744

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class A	Shares	Amount	Shares	Amount
Shares sold	11,483,889	$64,903,491	13,190,640	$79,686,427
Shares issued in connection with
reinvestment of distributions	3,698,002	20,797,070	4,140,396	24,877,407
	15,181,891	85,700,561	17,331,036	104,563,834
Shares repurchased	(16,080,849)	(90,591,705)	(34,443,062)	(209,188,297)
Net decrease	(898,958)	$(4,891,144)	(17,112,026)	$(104,624,463)

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class B	Shares	Amount	Shares	Amount
Shares sold	15,545	$86,351	9,117	$54,597
Shares issued in connection with
reinvestment of distributions	16,895	93,872	27,353	162,901
	32,440	180,223	36,470	217,498
Shares repurchased	(253,391)	(1,411,773)	(641,757)	(3,854,520)
Net decrease	(220,951)	$(1,231,550)	(605,287)	$(3,637,022)

Diversified Income Trust 93

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class C	Shares	Amount	Shares	Amount
Shares sold	419,905	$2,314,089	744,597	$4,431,252
Shares issued in connection with
reinvestment of distributions	570,420	3,134,748	771,774	4,545,649
	990,325	5,448,837	1,516,371	8,976,901
Shares repurchased	(5,259,405)	(28,948,164)	(15,314,559)	(91,107,398)
Net decrease	(4,269,080)	$(23,499,327)	(13,798,188)	$(82,130,497)

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class M	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	—	—	—	—
Shares repurchased	(420,210)	(2,299,972)	(1,531,890)	(8,966,080)
Net decrease	(420,210)	$(2,299,972)	(1,531,890)	$(8,966,080)

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class R	Shares	Amount	Shares	Amount
Shares sold	11,999	$66,092	20,606	$122,551
Shares issued in connection with
reinvestment of distributions	11,870	65,531	12,371	73,007
	23,869	131,623	32,977	195,558
Shares repurchased	(16,119)	(89,388)	(30,420)	(182,293)
Net increase	7,750	$42,235	2,557	$13,265

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	2,009,543	$11,150,358	2,965,288	$18,039,717
Shares issued in connection with
reinvestment of distributions	138,327	766,899	163,900	971,483
	2,147,870	11,917,257	3,129,188	19,011,200
Shares repurchased	(1,140,841)	(6,333,986)	(2,383,571)	(14,255,753)
Net increase	1,007,029	$5,583,271	745,617	$4,755,447

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	18,003,043	$100,273,122	48,881,906	$292,320,580
Shares issued in connection with
reinvestment of distributions	4,087,590	22,716,944	5,519,823	32,842,999
	22,090,633	122,990,066	54,401,729	325,163,579
Shares repurchased	(41,907,804)	(232,744,347)	(124,448,434)	(748,934,454)
Net decrease	(19,817,171)	$(109,754,281)	(70,046,705)	$(423,770,875)

94 Diversified Income Trust

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 9/30/22	cost	proceeds	income	of 3/31/23
Short-term investments
Putnam Short Term
Investment Fund**	$125,491,507	$389,383,437	$348,463,342	$3,446,384	$166,411,602
Total Short-term
investments	$125,491,507	$389,383,437	$348,463,342	$3,446,384	$166,411,602

** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Various financial industry groups have been planning for the transition away from LIBOR, but there are obstacles to converting certain longer-term securities and transactions to new reference rates. Markets are developing slowly and questions around liquidity in these rates and how to appropriately adjust these rates to mitigate any economic value transfer at the time of transition remain a significant concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets that rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of related transactions, such as hedges. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur at any time.

The Covid–19 pandemic and efforts to contain its spread have resulted in, among other effects, significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, significant changes in fiscal and monetary policies, and economic downturns and recessions. The effects of the Covid–19 pandemic have negatively affected, and may continue to negatively affect, the global economy, the economies of the United States and other individual countries, the financial performance of individual issuers, sectors, industries, asset classes, and markets, and the value, volatility, and liquidity of particular securities and other assets. The effects of the Covid–19 pandemic also are likely to exacerbate other risks that apply to the fund,

Diversified Income Trust 95

which could negatively impact the fund’s performance and lead to losses on your investment in the fund. The duration of the Covid–19 pandemic and its effects cannot be determined with certainty.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$21,400,000
Purchased swap option contracts (contract amount)	$4,236,000,000
Written TBA commitment option contracts (contract amount)	$21,400,000
Written swap option contracts (contract amount)	$3,079,900,000
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$158,500,000
OTC interest rate swap contracts (notional)	$1,662,800,000
Centrally cleared interest rate swap contracts (notional)	$16,639,700,000
OTC total return swap contracts (notional)	$27,200,000
OTC credit default contracts (notional)	$222,800,000
Centrally cleared credit default contracts (notional)	$11,700,000
Warrants (number of warrants)	200

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$34,025,531	Payables	$35,177,993
Foreign exchange
contracts	Receivables	766,847	Payables	1,442,355
	Investments,
	Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	442,758,261*	Unrealized depreciation	358,467,975*
Total		$477,550,639		$395,088,323

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

96 Diversified Income Trust

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not
accounted for as
hedging				Forward
instruments under				currency
ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(3,354,388)	$(3,354,388)
Foreign exchange
contracts	—	—	—	(519,717)	—	$(519,717)
Equity contracts	(18)	—	—	—	—	$(18)
Interest rate
contracts	—	(70,491,462)	1,547,867	—	(18,544,240)	$(87,487,835)
Total	$(18)	$(70,491,462)	$1,547,867	$(519,717)	$(21,898,628)	$(91,361,958)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not
accounted for as
hedging				Forward
instruments under				currency
ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$5,835,441	$5,835,441
Foreign exchange
contracts	—	—	—	(3,665,261)	—	$(3,665,261)
Equity contracts	7	—	—	—	—	$7
Interest rate
contracts	—	54,991,876	(2,024,162)	—	19,801,403	$72,769,117
Total	$7	$54,991,876	$(2,024,162)	$(3,665,261)	$25,636,844	$74,939,304

Diversified Income Trust 97

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
OTC Interest rate
swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$28,442,682	$—	$—	$—	$—	$—	$28,442,682
Centrally cleared
interest rate
swap contracts§	—	—	20,818,647	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	20,818,647
OTC Total return
swap contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit
default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit
default contracts —
protection
purchased*#	—	—	—	—	—	11,338,908	4,185,291	—	1,344,176	—	—	10,158,940	1,691,684	5,306,532	—	—	—	—	—	34,025,531
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Forward currency
contracts#	784	8,301	—	—	75,561	—	—	—	239,443	55,551	6,544	—	—	59,975	19,417	179,380	2,940	89,436	29,515	766,847
Forward premium
swap option
contracts#	30,477,273	—	—	—	8,657,279	—	—	168,538	196,978	—	10,507,404	—	—	783,013	—	—	646,092	8,074,069	—	59,510,646
Repurchase
agreements**	—	—	—	—	—	35,728,000	—	—	—	—	—	—	—	—	—	—	—	—	—	35,728,000
Total Assets	$30,478,057	$8,301	$20,818,647	$—	$8,732,840	$47,066,908	$4,185,291	$168,538	$1,780,597	$55,551	$10,513,948	$10,158,940	$1,691,684	$34,592,202	$19,417	$179,380	$649,032	$8,163,505	$29,515	$179,292,353
Liabilities:
OTC Interest rate
swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$131,463	$—	$—	$—	$—	$—	$—	$—	$—	$131,463
Centrally cleared
interest rate
swap contracts§	—	—	19,574,993	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	19,574,993
OTC Total return
swap contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	—	2,026,479	—	—	—	—	—	2,026,479
OTC Credit
default contracts —
protection sold*#	884,276	—	—	—	—	14,994,091	6,411,921	—	4,294,500	—	—	652,829	451,599	5,462,298	—	—	—	—	—	33,151,514
OTC Credit
default contracts —
protection
purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	96,226	—	—	—	—	—	—	—	96,226

98 Diversified Income Trust	Diversified Income Trust 99

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche BankAG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Forward currency
contracts#	$23,953	$419	$—	$—	$4,214	$—	$—	$—	$100,103	$9,013	$1,091	$—	$—	$413,891	$82,217	$347,474	$198,460	$257,654	$3,866	$1,442,355
Forward premium
swap option
contracts#	26,352,179	—	—	—	9,239,924	—	—	129,905	938,697	—	8,235,513	—	—	6,113,424	—	—	403,234	3,972,999	—	55,385,875
Total Liabilities	$27,260,408	$419	$19,574,993	$—	$9,244,138	$14,994,091	$6,411,921	$129,905	$5,333,300	$9,013	$8,368,067	$749,055	$451,599	$14,016,092	$82,217	$347,474	$601,694	$4,230,653	$3,866	$111,808,905
Total Financial
and Derivative
Net Assets	$3,217,649	$7,882	$1,243,654	$—	$(511,298)	$32,072,817	$(2,226,630)	$38,633	$(3,552,703)	$46,538	$2,145,881	$9,409,885	$1,240,085	$20,576,110	$(62,800)	$(168,094)	$47,338	$3,932,852	$25,649	$67,483,448
Total collateral
received
(pledged)†##	$3,217,649	$—	$—	$—	$(292,824)	$32,072,817	$(2,226,630)	$—	$(3,436,751)	$—	$2,121,000	$9,409,885	$1,240,085	$20,258,000	$(11,972)	$(168,094)	$—	$3,932,852	$—
Net amount	$—	$7,882	$1,243,654	$—	$(218,474)	$—	$—	$38,633	$(115,952)	$46,538	$24,881	$—	$—	$318,110	$(50,828)	$—	$47,338	$—	$25,649
Controlled
collateral received
(including TBA
commitments)**	$4,362,872	$—	$—	$—	$—	$3,211,000	$—	$—	$—	$—	$2,121,000	$15,064,000	$1,485,505	$20,258,000	$—	$—	$—	$1,540,000	$—	$48,042,377
Uncontrolled
collateral received	$—	$—	$—	$—	$—	$36,443,643	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$2,558,626	$—	$39,002,269
Collateral
(pledged)
(including TBA
commitments)**	$—	$—	$—	$(139,678)	$(292,824)	$(3,423,666)	$(2,397,607)	$—	$(3,436,751)	$—	$—	$—	$—	$—	$(11,972)	$(301,847)	$—	$—	$—	$(10,004,345)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $568,585 and $13,918,570, respectively.

100 Diversified Income Trust	Diversified Income Trust 101

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Income
Core Equity Fund	Convertible Securities Fund
Emerging Markets Equity Fund	Core Bond Fund
Focused Equity Fund	Diversified Income Trust
Focused International Equity Fund	Floating Rate Income Fund
International Capital Opportunities Fund	Global Income Trust
International Equity Fund	Government Money Market Fund*
Research Fund	High Yield Fund
Income Fund
Global Sector	Money Market Fund†
Global Health Care Fund	Mortgage Opportunities Fund
Global Technology Fund	Mortgage Securities Fund
Short Duration Bond Fund
Growth	Ultra Short Duration Income Fund
Large Cap Growth Fund
Small Cap Growth Fund	Tax-free Income
Sustainable Future Fund	Intermediate-Term Municipal Income Fund
Sustainable Leaders Fund	Short-Term Municipal Income Fund
Strategic Intermediate Municipal Fund
Value	Tax Exempt Income Fund
International Value Fund	Tax-Free High Yield Fund
Large Cap Value Fund
Small Cap Value Fund	State tax-free income funds:‡
California, Massachusetts, Minnesota,
New Jersey, New York, Ohio, and Pennsylvania

102 Diversified Income Trust

Asset Allocation	Asset Allocation (cont.)
George Putnam Balanced Fund	Retirement Advantage Maturity Fund
Retirement Advantage 2065 Fund
Dynamic Asset Allocation Balanced Fund	Retirement Advantage 2060 Fund
Dynamic Asset Allocation Conservative Fund	Retirement Advantage 2055 Fund
Dynamic Asset Allocation Growth Fund	Retirement Advantage 2050 Fund
Retirement Advantage 2045 Fund
Multi-Asset Income Fund	Retirement Advantage 2040 Fund
Retirement Advantage 2035 Fund
Retirement Advantage 2030 Fund
Retirement Advantage 2025 Fund

Sustainable Retirement Maturity Fund
Sustainable Retirement 2065 Fund
Sustainable Retirement 2060 Fund
Sustainable Retirement 2055 Fund
Sustainable Retirement 2050 Fund
Sustainable Retirement 2045 Fund
Sustainable Retirement 2040 Fund
Sustainable Retirement 2035 Fund
Sustainable Retirement 2030 Fund
Sustainable Retirement 2025 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Diversified Income Trust 103

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

104 Diversified Income Trust

Fund information

Founded over 85 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, and asset allocation categories.

Investment Manager	Trustees	Richard T. Kircher
Putnam Investment	Kenneth R. Leibler, Chair	Vice President and
Management, LLC	Barbara M. Baumann, Vice Chair	BSA Compliance Officer
100 Federal Street	Liaquat Ahamed
Boston, MA 02110	Katinka Domotorffy	Martin Lemaire
	Catharine Bond Hill	Vice President and
Investment Sub-Advisor	Jennifer Williams Murphy	Derivatives Risk Manager
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Susan G. Malloy
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Assistant Treasurer
Marketing Services	Mona K. Sutphen
Putnam Retail Management		Alan G. McCormack
Limited Partnership	Officers	Vice President and
100 Federal Street	Robert L. Reynolds	Derivatives Risk Manager
Boston, MA 02110	President
Denere P. Poulack
Custodian	James F. Clark	Assistant Vice President,
State Street Bank	Vice President, Chief Compliance	Assistant Clerk, and
and Trust Company	Officer, and Chief Risk Officer	Assistant Treasurer

Legal Counsel	Michael J. Higgins	Janet C. Smith
Ropes & Gray LLP	Vice President, Treasurer,	Vice President,
	and Clerk	Principal Financial Officer,
Principal Accounting Officer,
	Jonathan S. Horwitz	and Assistant Treasurer
Executive Vice President,
	Principal Executive Officer,	Stephen J. Tate
	and Compliance Liaison	Vice President and
Chief Legal Officer

Mark C. Trenchard
Vice President

This report is for the information of shareholders of Putnam Diversified Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Diversified Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: May 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: May 26, 2023

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: May 26, 2023